AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 28, 2006

FILE NOS. 333-120338

811-21668

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 1	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 3	☒

COHEN & STEERS DIVIDEND VALUE FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE, NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

ROBERT H. STEERS	STUART H. COLEMAN, ESQ.
COHEN & STEERS DIVIDEND VALUE FUND, INC.	STROOCK & STROOCK & LAVAN LLP
280 PARK AVENUE	180 MAIDEN LANE
NEW YORK, NY 10017	NEW YORK, NY 10038
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☐	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

☒	ON JULY 1, 2006 PURSUANT TO PARAGRAPH (B)

☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS A AND CLASS C SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED

OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS

IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS

COMMITTING A CRIME.

JULY 1, 2006

COHEN & STEERS DIVIDEND VALUE FUND, INC.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation. There can be no assurance that the fund will achieve its investment objectives. The fund may change its investment objectives without shareholder approval, although it has no current intention to do so.

Normally, the fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The fund invests primarily in companies with large market capitalizations, similar to those of companies included in the Russell 1000 Value Index, using a “value approach.” A value approach seeks to identify companies that appear to be undervalued by various measures and may be out of favor but have good prospects for capital appreciation and dividend growth.

In determining which common stocks the fund will invest in, Cohen & Steers Capital Management, Inc., the fund’s investment advisor (the Advisor), relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide regular income, growth of income and the opportunity for capital appreciation. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio and corporate governance. The Advisor utilizes a value approach, and evaluates each company’s valuation on the basis of price/cash flow and price/earnings multiples, potential for earnings and dividend growth, dividend yield, and price/book value, among other metrics.

The fund may invest up to 20% of its net assets in securities of real estate investment trusts (REITs). A REIT is a company that owns and generally operates income producing properties or finances real estate transactions.

The fund may write (sell) covered call options on securities the fund holds in its portfolio.

The fund may also invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity.

In addition, the fund may invest up to 25% of its net assets in U.S. dollar-denominated securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor.

The fund may invest up to 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

WHO SHOULD INVEST

The fund may be suitable for you if you are seeking:

•	to add exposure to the stock market to your portfolio

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•	a fund that may perform differently than other types of stock funds because of the fund’s focus on value-oriented dividend-paying common and preferred stocks

•	a fund offering the potential for both current income and long-term growth of income and capital

The fund is designed for long-term investors. You should not invest in the fund unless your investment horizon is at least six months. The fund will take reasonable steps to identify and reject orders from market timers. In addition, the fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and —How to Sell Fund Shares.

PRINCIPAL RISKS

Investment Risk. An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest.

Market Risk. Your investment in fund shares represents an indirect investment in the securities owned by the fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the fund.

Preferred Stock Risk. Preferred stocks pay a fixed stream of income to investors and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities. In addition, preferred stockholders usually have no right to vote for a company’s directors or on other corporate matters.

REIT Market Risk. The fund will not invest directly in real estate, but only in securities issued by REITs. Because REITs are engaged in the real estate business, the fund also is subject to the risks associated with direct ownership of real estate. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The fund’s investment in such securities means that the net asset value and market price of the fund’s common shares may tend to decline if market interest rates rise.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a bond or other fixed-income security will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include future political and economic developments and

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possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Risk of Investment in Lower-Rated Securities. Lower-rated securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower- rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and/or interest on those securities.

Non-Diversification. As a nondiversified investment company, the fund may invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HISTORICAL FUND PERFORMANCE

The fund does not yet have returns for a full calendar year, so performance information is not available.

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FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you could pay if you buy and hold shares of the fund.

	Class A	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%(1)	0%
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	0%	0%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	0%(2)	1% in 1st year
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	1.00% during the first six months; 0% thereafter(3)	0%

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
	Class A	Class C
Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	0.75%
Service Fee	0.10%	0.25%
Other Expenses	5.87%	6.13%

Total Annual Fund Operating Expenses	7.02%	7.93%
Fee Waiver/Expense Reimbursement	(6.02)%	(6.28)%

Net Annual Fund Operating Expenses(4)	1.00%	1.65%

(1)	You may be able to reduce or eliminate the sales charge. See How to Purchase and Sell Fund Shares—Class A Shares.

(2)	A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge.

(3)	The redemption fee is charged only to certain investors that are authorized to purchase Class A shares at net asset value. See How to Sell Fund Shares—Payment of Redemption Proceeds for additional information.

(4)	Through February 28, 2007, the Advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund’s total annual operating expenses at 1.00% for the Class A shares and 1.65% for the Class C shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the Advisor did not reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$1,114	$2,401	$3,637	$6,515
Class C shares
Assuming redemption at the end of the period	878	2,276	3,685	6,860
Assuming no redemption at the end of the period	781	2,276	3,685	6,860

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If the Advisor’s fee waiver/expense limitation was reflected in the example, the cost of investing in the fund would be as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$547	$754	$978	$1,620
Class C shares
Assuming redemption at the end of the period	268	520	897	1,955
Assuming no redemption at the end of the period	168	520	897	1,955

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVES

The investment objectives of the fund are to provide a relatively high level of current income and long-term growth of income and capital appreciation. There can be no assurance that the fund will achieve its investment objectives. The fund may change its investment objectives without shareholder approval, although it has no current intention to do so. The fund will not concentrate its investments in any one industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund will invest at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The fund invests primarily in companies with large market capitalizations similar to those of companies included in the Russell 1000 Value Index.

In making investment decisions with respect to common stocks and other equity securities, the Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide regular income, growth of income and the opportunity for capital appreciation. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio and corporate governance. The Advisor utilizes a value-oriented approach, and evaluates each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics.

The following are the fund’s principal investment strategies. A more detailed description of the fund’s investment policies and restrictions and more detailed information about the fund’s investments are contained in the fund’s Statement of Additional Information (SAI).

Common and Preferred Stocks

Under normal market conditions, the fund will invest at least 80% of its net assets in a portfolio of dividend paying common stocks and preferred stocks. The fund typically employs a “value” approach in selecting investments. The Advisor seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Advisor generally looks for companies with one or more of the following:

•	an established operating history;

•	above-average dividend yield relative to the S&P 500;

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•	low price/earnings ratio relative to the S&P 500;

•	a sound balance sheet and other positive financial characteristics; and

•	low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises.

In pursuing its investment objectives, the Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event or a temporary imbalance in the supply of or demand for the securities.

REITs

The fund may invest up to 20% of its net assets, in securities issued by REITs. REITs pool investors’ funds for investment primarily in investment income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gain) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by REITs generally will not be considered “qualified dividend income” and therefore will not be eligible for reduced rates of federal income taxation on these dividends.

Fixed Income Securities

The fund may invest up to 20% of its net assets in bonds and other fixed-income securities, including mortgage-backed securities of any maturity, U.S. Government securities and asset-backed securities and repurchase agreements.

Lower Rated Securities

The fund may invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade (below Baa or BBB) by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (S&P), Fitch Ratings (Fitch) or an equivalent rating by a nationally recognized statistical rating agency, or that are unrated but judged to be below investment grade by the Advisor. These below investment grade quality securities are sometimes referred to as junk bonds and are regarded as having predominantly speculative characteristics with respect to the payment of interest and repayment of principal.

Foreign Securities

The fund may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

Covered Call Options

The fund may write (sell) covered call options on securities the fund holds in its portfolio. This technique offers the fund the potential to earn additional income on its portfolio holdings, although it may limit the fund’s ability to participate in capital appreciation on its portfolio holdings when security prices rise.

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ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the SAI.

Illiquid Securities

The fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade fixed income securities. When and to the extent the fund assumes a temporary defensive position, it may not pursue or achieve its investment objectives.

Portfolio Turnover

The fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objectives. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the fund. High portfolio turnover may result in the realization of net short-term capital gains by the fund which, when distributed to stockholders, will be taxable as ordinary income. See Additional Information—Tax Considerations.

Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI. The fund’s full portfolio holdings are published semi-annually in reports sent to stockholders and such reports are made available on http://cohenandsteers.com in the “Our Funds” section, within 60 days after the end of each semi-annual period. The fund posts top 10 holdings quarterly on the website, within 30 days after the end of each quarter. The holdings information remains available until the next quarter’s holdings are posted on the website.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the fund’s portfolio and the price per share will vary based upon general market conditions.

General Risks of Common Stocks

Common stocks represent an ownership interest in a company. Common stocks generally provide the investor with the right to vote on certain company matters and to receive dividends that the company may declare.

Common stock is one type of equity security. There are other types of equity securities that provide different voting and dividend rights and priority in the event of the company declares bankruptcy. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and “growth” stocks, that is stocks of companies that are

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projected to grow at a faster rate than other comparable companies or the stock market as a whole, can react differently from value stocks. These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Risks of Investment in Preferred Stocks

The fund may invest in preferred stocks. Preferred stocks are securities that pay dividends at a specified rate and have a preference over common stocks in the payment of dividends and the liquidation of assets. This means that a company must pay dividends on its preferred stock prior to paying dividends on its common stock. In addition, in the event a company is liquidated, preferred stockholders must be fully repaid on their investments before common stockholders can receive any money from the company. Preferred stockholders, however, usually have no right to vote for a company’s directors or on other corporate matters. Preferred stocks pay a fixed stream of income to investors and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.

General Risks of REIT Securities

The fund will not invest in real estate directly, but only in securities issued by REITs. Because REITs are engaged in the real estate business, the fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	changes in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Risks of Investment in Foreign Securities.

The fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits or the adoption of other foreign governmental restrictions which might adversely affect the payments on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be

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subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers.

General Risks of Fixed Income Securities

Bonds and other fixed income securities generally present two types of principal risks, interest rate risk and credit risk. As interest rates rise, fixed income securities may fall in value, which could reduce the value of your investment in the fund. This risk may be compounded for mortgage-backed or other asset-backed securities, which may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable—when interest rates are rising.

Credit risk is the risk that the issuer or the guarantor of a fixed-income security or other obligation will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Foreign investments may be subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Lower Rated Securities Risk

The fund may invest up to 20% of its net assets in securities rated below investment grade or equivalent unrated securities (commonly referred to as junk bonds). These securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for these securities, have an adverse impact on the value of these securities and adversely affect the ability of the issuers of these securities to repay principal and interest on those securities.

Covered Call Options Risk

The fund may write (sell) covered call options on securities the fund holds in its portfolio. This strategy is designed to generate additional income from the fund’s portfolio holdings, but also results in certain risks. With respect to portfolio holdings on which the fund has written a covered call option, the fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

MANAGEMENT OF THE FUND

THE ADVISOR

Cohen & Steers Capital Management, Inc., with offices located at 280 Park Avenue, New York, New York 10017, has been retained as the fund’s investment advisor. The Advisor, a registered investment adviser, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

Under its Advisory Agreement with the fund, the Advisor furnishes a continuous investment program for the fund’s portfolio, makes the day-to-day investment decisions for the fund and generally manages the fund’s investments in accordance with the stated policies of the fund, subject to the general supervision of the Board of Directors of the fund. The Advisor performs

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certain administrative services for the fund and provides persons satisfactory to the Board of Directors of the fund to serve as officers of the fund. Such officers, as well as certain other employees and Directors of the fund, may be directors, officers, or employees of the Advisor, as well. The Advisor also selects brokers and dealers to execute the fund’s portfolio transactions.

For its services under the Investment Advisory Agreement, and for paying the ordinary operating expenses of the fund, the fund pays the Advisor a monthly management fee at the annual rate of 0.80% of the average daily net asset value of the fund up to $1.5 billion and 0.70% of average daily net asset value of the fund in excess of $1.5 billion. This fee is allocated among the separate classes based on the classes’ proportionate share of such average daily net asset value. In addition to this investment advisory fee, the fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. As a result of the Advisor’s contractual obligation to waive its investment advisory fee and/or reimburse the fund for expenses, there was no effective management fee paid during 2005.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement is available in the SAI.

PORTFOLIO MANAGERS

The fund’s portfolio manager is:

Richard E. Helm—Mr. Helm has been a vice president of the fund and the fund’s portfolio manager since its inception. Mr. Helm serves as a senior vice president of the Advisor and head of its large cap value portfolio management team. Prior to joining the Advisor in 2005, Mr. Helm was a senior portfolio manager of WM Advisors, Inc. since 2001. From 1999 to 2001, he was vice president and senior portfolio manager of Northwestern Trust and Investors Advisory Company and was employed by other investment management firms prior to that time. Mr. Helm is a certified financial analyst.

The SAI contains additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the fund’s shares is the net asset value (NAV) of that class of shares next determined after we receive your order in proper form, less any applicable initial or contingent deferred sales charge. Proper form means that your request includes the fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Therefore if your purchase or redemption order is received in proper form by the close of trading on the NYSE, your order will receive that day’s NAV; orders received after the close of trading on the NYSE will receive the next day’s NAV. The fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the fund’s behalf. The fund will be deemed to have received a purchase (or

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redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for each class by adding the market value of all securities and other assets in the fund’s portfolio, subtracting liabilities, and dividing by the total number of shares of that class then outstanding.

Securities for which market prices are unavailable will be valued at fair value as determined by the fund’s Board of Directors.

Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the NAV of fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

The fund reserves the right to reject any purchase order and to withdraw or suspend the offering of shares at any time. The fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

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PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

There are distribution and servicing costs associated with the purchase of all mutual fund shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

• Initial Sales Loads	A percentage fee deducted from your initial investment.

• Contingent Deferred Sales Charges	A percentage fee deducted from your sales proceeds based on the length of time you own your shares.

• Distribution 12b-1 Fees	An annual percentage fee used to pay for distribution expenses.

• Service Fees	An annual percentage fee used to pay for the cost of servicing shareholder accounts.

• Redemption Fee	A percentage fee deducted from your redemption amount.

This Prospectus offers two separate classes of shares to give you the most flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Since each investor’s financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.

CLASS A SHARES

•	Initial Sales Loads—The following initial sales loads apply to Class A shares:

	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	None	None

*	“Offering Price” is the amount you actually pay for fund shares; it includes the initial sales charge.

•	Contingent Deferred Sales Charge (CDSC)—None, but if you invest $1,000,000 or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.

•	Distribution 12b-1 Fees—0.25% of average daily net assets annually.

•	Service Fees—0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

•	you prefer to pay an initial sales load and have the benefit of lower continuing fees

•	you expect to maintain your investment for an extended period of time

•	you qualify for a reduced initial sales load due to the size of your investment

Reducing Your Class A Initial Sales Load. As demonstrated in the table at left, the size of your investment in Class A shares will affect the initial

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sales load that you pay. The fund offers certain methods, which are described below, that you can use to reduce the initial sales load.

Aggregating Accounts. The size of the total investment applies to the total amount being invested by any person, which includes:

•	you, your spouse and children under the age of 21

•	a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved

•	any U.S. bank or investment advisor purchasing shares for its investment advisory clients

Rights of Accumulation. A person (defined above) may take into account not only the amount being invested, but also the current net asset value of the shares of the fund and shares of other Cohen & Steers open-end funds that impose sales charges (eligible funds) already held by such person in order to reduce the sales charge on the new purchase.

Letter of Intention. You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the fund and other eligible funds during a 12-month period in order to reduce the sales charge. All shares of the fund and other eligible funds currently owned will be credited as purchases toward completion of the letter at the greater of their net asset value on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the fund, the transfer agent or your dealer or financial intermediary may not maintain this information. Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 12-month period.

At the time of your purchase, you must inform the fund, your dealer or other financial intermediary of any other investment in the fund or in other eligible funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the fund, your dealer or other intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.

You may obtain more information about sales charge reductions and waivers from http://cohenandsteers.com, the SAI or your dealer or financial intermediary.

Sales at Net Asset Value. Class A shares of the fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (NAV Purchases). See the SAI for additional information on NAV Purchases.

The fund will charge a redemption fee of 1.00% of the value of such Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions) as described below under How to Sell Fund Shares—Payment of Redemption Proceeds.

Dealer Commission. Cohen & Steers Securities, LLC (the Distributor), may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A

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shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the fund. If you redeem your Class A shares and your redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable contingent deferred sales charge that you paid. Your investment will be reinstated at the NAV per share next determined after we receive your request. The transfer agent must be informed that your new purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed, and the fund’s minimum initial investment amount must be met at the time of reinstatement. The ability of a shareholder to utilize the reinstatement privilege is subject to the fund’s right to reject any purchase or exchange order if it believes such shareholder is engaged in, or has engaged in, market timing or other abusive trading practices.

CLASS C SHARES

•	Initial Sales Loads—None.

•	CDSC—You may pay a charge equal to 1% of the lesser of the current NAV of your shares or their original cost if you sell your shares within one year of their purchase.

•	Distribution 12b-1 Fees—0.75% of average daily net assets, annually.

•	Service Fees—0.25% of average daily net assets, annually.

You may want to purchase Class C shares if:

•	you prefer to have all of your assets invested initially

•	you are uncertain as to the length of time you intend to hold your shares of the fund

The following is additional information about Class C shares:

Dealer Commission. The Distributor may pay a commission of up to 1% to dealers who sell Class C shares.

No Automatic Conversion Feature. Although as a Class C shareholder you benefit from a shorter CDSC period, you have no feature to automatically convert to Class A shares, making your investment subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

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A NOTE ON CONTINGENT DEFERRED SALES CHARGES

For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. All CDSC will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.

INSTITUTIONAL CLASS

In addition to offering Class A and Class C shares, the fund also offers Class I shares, which are described in a separate Prospectus and are available for purchase only by certain investors. The Class I shares are generally distributed directly by the distributor and do not have a front-end sales load or a CDSC, and are not subject to distribution plan expenses. To obtain the Prospectus that describes the fund’s Class I shares, contact the fund or the distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

PURCHASE MINIMUMS

You may open an account with the fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase order, and we reserve the right to waive or change these minimum investment requirements. You can purchase the fund’s shares through authorized dealers or directly through the distributor. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through the distributor, a completed and signed Subscription Agreement is required for the initial account opened with the fund.

FORM OF PAYMENT

1. We will accept payment for shares in two forms: A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the fund

•	class of shares

•	name(s) in which shares are to be registered

•	address

•	social security or tax identification number (where applicable)

•	dividend payment election

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

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The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #

Attn: Cohen & Steers Dividend Value

Fund, Inc.

For further credit to: (Account name)

Account Number: (provided by the Transfer Agent)

3. Complete the Subscription Agreement included in the center of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement included in the center of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see Purchase Minimums above), payable to the fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the fund

•	class of shares

•	account number

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #

Attn: Cohen & Steers Dividend Value Fund, Inc.

For further credit to: (Account Name) Account Number: (provided by the Transfer Agent)

Additional Purchases By Mail

1. Make a check payable to the fund in at least the required minimum amount (see Purchase Minimums above). Write your fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of the fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement application or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

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PURCHASES THROUGH DEALERS

Financial service firms that do not have a sales agreement with the distributor also may place orders for purchases of the fund’s shares, but may charge you a transaction fee in addition to the applicable initial sales charge.

Dealers and financial service firms are responsible for promptly transmitting purchase orders to the distributor. These dealers and financial service firms may also impose charges for handling purchase transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

PURCHASES THROUGH THE DISTRIBUTOR

You may purchase shares of the fund through the distributor by mailing a check made payable to Cohen & Steers Dividend Value Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers Dividend Value Fund, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123. The distributor will deduct any applicable sales charge from your payment.

AUTOMATIC INVESTMENT PLAN

The fund’s automatic investment plan (the Plan) provides a convenient way to invest in the fund. Under the Plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included in the center of this Prospectus or contact your dealer. The market value of the fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the fund by mail or telephone at the address or number on the back cover of this Prospectus.

EXCHANGE PRIVILEGE

You may exchange some or all of your fund shares for shares of other Cohen & Steers open-end funds. If you exchange fund shares for shares of another Cohen & Steers open-end fund that imposes an initial or contingent deferred sales charge, you must exchange into shares of the same class of such other fund and this transaction will not be subject to a sales charge. In computing the holding period for purposes of the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange. If you exchange fund shares for shares of another Cohen & Steers fund that does not impose any sales charges or for shares of SsgA Money Market Fund (described below), then that exchange will be subject to applicable contingent deferred sales charges. Similarly, if you exchange shares of another Cohen & Steers fund that does not impose any sales charges or exchange shares of SsgA Money Market Fund for shares of the fund, then that exchange will be subject to applicable initial sales charges.

The fund will charge a redemption fee of 1.00% on certain Class A exchange transactions. See How to Sell Fund Shares—Payment of Redemption Proceeds.

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The fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest. All exchanges will be subject to any applicable sales charges. In particular, if you acquire shares of other Cohen & Steers mutual funds by purchase (rather than by exchange of fund shares), you may exchange those shares for fund shares, subject to any applicable initial sales charge.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to stockholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all stockholders upon 60 days prior written notice, and this privilege may be revoked immediately with respect to any stockholder if the fund believes that this stockholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers, by telephone or through the Transfer Agent. If your shares are held in your dealer’s “street name,” you must redeem your shares through your dealer.

Redemptions Through Dealers

If you have an account with an authorized dealer, you may submit a redemption request to that dealer. Dealers are responsible for promptly transmitting redemption requests to the distributor. Dealers may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer for more information about any additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Transfer Agent at (800) 437-9912. In order to be honored at that day’s net asset value, we must receive any telephone redemption requests by 4:00 p.m., eastern time. If we receive your telephone redemption request after 4:00 p.m., Eastern Time, your redemption request will be honored at the next day’s net asset value.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption and exchange privilege at any time on 30 days notice to shareholders.

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Redemption By Mail

You can redeem fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Dividend Value Fund, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed

•	identify your account number and tax identification number

•	be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Payment of Redemption Proceeds. The fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the fund will send the proceeds by wire to your designated bank account. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). Since the fund is designed to be a long-term investment, this fee is intended to compensate the fund for costs that short-term investors impose. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, with the approval of the fund, for redemptions or exchanges: (i) by retirement, pension, profit sharing, deferred compensation and other qualified plans, bank or trust company accounts and certain other omnibus-type accounts, (ii) by accounts of certain asset allocation or wrap programs where the redemption is in connection with a regularly scheduled automatic rebalancing of assets, (iii) due to death or disability of a shareholder, (iv) in connection with required distributions from an IRA or qualified retirement plan (v) where the shareholder can demonstrate hardship. The fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

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Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the subscription agreement)

•	sending redemption proceeds to any person, address or bank account not on record

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours

•	establishing certain services after the account is opened

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the fund. The fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts. If your fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. Additionally, market timing is a concern for the fund because the fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the fund and its long-term investors, the board of directors of the fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of fund shares a stockholder may make, although the fund reserves the right to reject or refuse any purchase request that could adversely affect the fund or its operations. If, based on these procedures, the Advisor believes that a stockholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the fund charges a 1.00% redemption fee on certain redemptions, and this fee is intended to compensate the fund for the costs that short-term investors impose. The fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

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Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of stockholder transactions, there can be no guarantee that the fund will be able to identify and restrict such activity in all cases. Additionally, the fund is unable to directly monitor the trading activity of beneficial owners of fund shares who hold those shares through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares without the identity of the particular stockholder(s) being known to the fund. Accordingly, the ability of the fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the fund will be able to identify stockholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.

ADDITIONAL INFORMATION

DISTRIBUTION PLAN

The fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a Distribution Plan) which allows the fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the fund pays the distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the fund’s net assets attributable to the Class A shares and 0.75% of the average daily value of the fund’s net assets attributable to the Class C shares. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the fund’s shares and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the distributor. The distributor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the distributor in any fiscal year of the fund, which are not reimbursed from payments under the Distribution Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

SHAREHOLDER SERVICES PLAN

The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the fund’s Transfer Agent. For these services, the fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the fund’s Class A shares and up to 0.25% of the average daily net asset value of the fund’s Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer

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inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for fund shares held beneficially; and providing such other services as the fund or a shareholder may request.

OTHER COMPENSATION

The Advisor and the distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. For further details, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The fund will declare and pay dividends from its investment income quarterly. The fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the fund’s shares in the same manner at the same time on the same day.

TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. In the SAI we have provided more detailed information regarding the tax consequences of investing in the fund.

Dividends paid to you out of the fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the fund. Dividend income that the fund receives from REITs, if any, will generally not be treated as qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A distribution of an amount in excess of the fund’s current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the fund in October, November or December with a record date in such a month and paid during January of the following year.

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Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable if you

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

The fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under Federal income tax law. If the fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the fund will not be required to pay Federal income taxes on any income it distributes to shareholders. If the fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, unless the fund elects to use a calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the fund.

PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on subscription agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies to provide you with additional information about our products and services.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC, Cohen & Steers Capital Advisors, LLC and the Cohen & Steers Funds.

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personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at (800) 330-7348. We will be happy to review, correct or update your personal or account information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the fund’s Class A shares and Class C shares, each for the fiscal period ended February 28, 2006. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). These financial highlights have been derived from financial statements audited by PricewaterhouseCoopers, LLP, whose report, along with the Fund’s audited financial statements, are included in the fund’s current annual report, which is available free of charge upon request.

	For the Period August 31(a), 2005 through February 28, 2006
	Class A		Class C
Per Share Operating Performance:
Net asset value, beginning of period	$11.46		$11.46

Income from investment operations:
Net investment income(b)	0.07		0.03
Net realized and unrealized gain on investments	0.77		0.77

Total income from investment operations	0.84		0.80

Less dividends to shareholders from net investment income	(0.04)		(0.03)

Redemption fees retained by the fund	0.00	(c)	0.00	(c)

Net increase in net asset value	0.80		0.77

Net asset value, end of period	$12.26		$12.23

Total investment return(e)	7.29	%(d)	6.96	%(d)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.6		$3.8

Ratio of expenses to average daily net assets (before expense reduction)(f)	7.02%		7.93%

Ratio of expenses to average daily net assets (net of expense reduction)(f)	1.28%		1.95%

Ratio of net investment loss to average daily net assets (before expense reduction)(f)	(4.66)%		(5.53)%

Ratio of net investment income to average daily net assets (net of expense reduction)(f)	1.08%		0.45%

Portfolio turnover rate(e)	8%		8%

(a)	Commencement of operations.

(b)	Calculated based on the average shares outstanding during the period.

(c)	Less than $0.005 per share.

(d)	Does not reflect sales charges, which would reduce return.

(e)	Not annualized.

(f)	Annualized.

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COHEN & STEERS DIVIDEND VALUE FUND, INC.

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth
	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐	Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	U.S. Government Agency or Instrumentality.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

Class of shares (please check one):    ☐  A     ☐  B     ☐  C

    (Class A purchased if no box checked)

$                          Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers Dividend Value Fund, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the prospectus for wire instructions.

5	Automatic Investment Plan

A.	The automatic investment plan makes possible regularly scheduled monthly purchases of fund shares. The fund’s Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B. ☐	Check here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($100 minimum) deducted from your checking account.*

*	To initiate the Automatic Investment Plan or the Auto-Buy option, Section 10 of this Subscription Agreement must be completed.

Please continue application on reverse side.

6	Reduced Sales Charge (Class A Only)

Rights of Aggregation or Accumulation

☐	I apply for Rights of Aggregation reduced sales charges based on the following accounts:

☐	I apply for Rights of Accumulation reduced sales charges based on the following accounts:

Account Name	Social Security Number
1.	-	-

2.	-	-

3.	-	-

Letter of Intent

☐	I am already investing under an existing Letter of Intent.

☐	I agree to the Letter of Intent provisions in the fund’s current Prospectus. During a 12 month period, I plan to invest a dollar amount of at least: ☐ $100,000 ☐ $250,000 ☐ $500,000 ☐ $1,000,000

Net Asset Value Purchase

☐	I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the Prospectus.

7	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Stockholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

8	Redemption Privileges

Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the fund’s current Prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 10).

9	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional fund shares.

Dividends	☐ Reinvest.	☐ Pay in cash.

Capital Gains	☐ Reinvest.	☐ Pay in cash.

☐	I wish to have my distributions paid by wire (please complete Section 10).

10	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

11	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the fund immediately if there is any change in this information.

(b)	I have read the current Prospectus of the fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the fund’s Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the fund may rely on the instructions of any one account owner unless all owners specifically instruct the fund otherwise.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, OR

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•	The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(d)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

For Authorized Dealer Use Only

We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intent, Rights of Accumulation or Rights of Aggregation. If the Subscription Agreement includes a Telephone Redemption Privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number

( )

Branch Address	Telephone Number

Authorized Signature of Dealer	Date

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Dividend Value Fund, Inc., the following documents are available to you without any charge, upon request or at http://cohenandsteers.com:

•	Annual/Semi-Annual Reports—Additional information about the fund’s investments is available in the fund’s annual and semi-annual report to shareholders. In these reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the fund’s performance during its most recent fiscal period.

•	Statement of Additional Information—Additional information about the fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above as well as other information, or to make other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Dividend Value Fund, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	http://cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, information about the fund (including the fund’s SAI) may also be obtained from the Securities and Exchange Commission (the SEC):

•	By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-5850.

•	By accessing the SEC’s Internet site at http://sec.gov where you can view, download and print the information.

•	By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-21668

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS I SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS

IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

JULY 1, 2006

COHEN & STEERS DIVIDEND VALUE FUND, INC.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation. There can be no assurance that the fund will achieve its investment objectives. The fund may change its investment objectives without shareholder approval, although it has no current intention to do so.

Normally, the fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The fund invests primarily in companies with large market capitalizations, similar to those of companies included in the Russell 1000 Value Index using a “value approach.” A value approach seeks to identify companies that appear to be undervalued by various measures and may be out of favor but have good prospects for capital appreciation and dividend growth.

In determining which common stocks the fund will invest in, Cohen & Steers Capital Management, Inc., the fund’s investment advisor (the Advisor), relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide regular income, growth of income and the opportunity for capital appreciation. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio and corporate governance. The Advisor utilizes a value approach, and evaluates each company’s valuation on the basis of price/cash flow and price/earnings multiples, potential for earnings and dividend growth, dividend yield, and price/book value, among other metrics.

The fund may invest up to 20% of its net assets in securities of real estate investment trusts (REITs). A REIT is a company that owns and generally operates income producing properties or finances real estate transactions.

The fund may write (sell) covered call options on securities the fund holds in its portfolio.

The fund may also invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity.

In addition, the fund may invest up to 25% of its net assets in U.S. dollar-denominated securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor.

The fund may invest up to 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

1

WHO SHOULD INVEST

The fund may be suitable for you if you are seeking:

•	to add exposure to the stock market to your portfolio

•	a fund that may perform differently than other types of stock or funds because of the fund’s focus on dividend-paying common and preferred stocks

•	a fund offering the potential for both current income and long-term growth of income and capital.

The fund is designed for long-term investors. You should not invest in the fund unless your investment horizon is at least six months. The fund will take reasonable steps to identify and reject orders from market timers. In addition, the fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and —How to Sell Fund Shares.

PRINCIPAL RISKS

Investment Risk. An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest.

Market Risk. Your investment in fund shares represents an indirect investment in the securities owned by the fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the fund.

Preferred Stock Risk. Preferred stocks pay a fixed stream of income to investors and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities. In addition, preferred stockholders usually have no right to vote for a company’s directors or on other corporate matters.

REIT Market Risk. The fund will not invest directly in real estate, but only in securities issued by REITs. Because REITs are engaged in the real estate business, the fund also is subject to the risks associated with direct ownership of real estate. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The fund’s investment in such securities means that the net asset value and market price of the fund’s common shares may tend to decline if market interest rates rise.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a bond or other fixed-income

2

security will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

Foreign (Non-U.S.) Securities Risks. Risks of investing in foreign securities include future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Risks of Investment in Lower-Rated Securities. Lower-rated securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and/or interest on those securities.

Non-Diversification. As a nondiversified investment company, the fund may invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HISTORICAL FUND PERFORMANCE

The fund does not yet have returns for a full calendar year, so performance information is not available.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you could pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment):	None
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	1.00% during the first six months; 0% thereafter

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management Fee	0.80%
Other Expenses	11.19%

Total Annual Fund Operating Expenses	11.99%
Fee Waiver/Expense Reimbursement	(11.34)%

Net Annual Fund Operating Expenses(1)	0.65%

(1)	Through February 28, 2007, the Advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund’s total annual operating expenses at 0.65% for the Class I shares.

3

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the Advisor did not reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$1,157	$3,234	$5,031	$8,533

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVES

The investment objectives of the fund are to provide a relatively high level of current income and long-term growth of income and capital appreciation. There can be no assurance that the fund will achieve its investment objectives. The fund may change its investment objectives without shareholder approval, although it has no current intention to do so. The fund will not concentrate its investments in any one industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund will invest at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The fund invests primarily in companies with large market capitalizations similar to those of companies included in the Russell 1000 Value Index.

In making investment decisions with respect to common stocks and other equity securities, the Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide regular income, growth of income and the opportunity for capital appreciation. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio and corporate governance. The Advisor utilizes a value-oriented approach, and evaluates each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield and price/book value, among other metrics.

The following are the fund’s principal investment strategies. A more detailed description of the fund’s investment policies and restrictions and more detailed information about the fund’s investments are contained in the fund’s Statement of Additional Information (SAI).

Common and Preferred Stocks

Under normal market conditions, the fund will invest at least 80% of its net assets in a portfolio of dividend paying common stocks and preferred stocks. The fund typically employs a “value” approach in selecting investments. The Advisor seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

4

In selecting investments, the Advisor generally looks for companies with one or more of the following:

•	an established operating history;

•	above-average dividend yield relative to the S&P 500;

•	low price/earnings ratio relative to the S&P 500;

•	a sound balance sheet and other positive financial characteristics; and

•	low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises.

In pursuing its investment objectives, the Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event or a temporary imbalance in the supply of or demand for the securities.

REITs

The fund may invest up to 20% of its net assets, in securities issued by REITs. REITs pool investors’ funds for investment primarily in investment income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gain) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by REITs generally will not be considered “qualified dividend income” and therefore will not be eligible for reduced rates of federal income taxation on these dividends.

Fixed Income Securities

The fund may invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities and repurchase agreements.

Lower Rated Securities

The fund may invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade (below Baa or BBB) by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (S&P), Fitch Ratings (Fitch) or an equivalent rating by a nationally recognized statistical rating agency, or that are unrated but judged to be below investment grade by the fund’s Advisor. These below investment grade quality securities are sometimes referred to as junk bonds and are regarded as having predominantly speculative characteristics with respect to the payment of interest and repayment of principal.

Foreign Securities

The fund may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

Covered Call Options

The fund may write (sell) covered call options on securities the fund holds in its portfolio. This technique offers the fund the potential to earn additional income on its portfolio holdings, although it may limit the fund’s ability to participate in capital appreciation on its portfolio holdings when security prices rise.

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ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the statement of additional information (SAI).

Illiquid Securities

The fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade fixed income securities. When and to the extent the fund assumes a temporary defensive position, it may not pursue or achieve its investment objectives.

Portfolio Turnover

The fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objectives. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the fund. High portfolio turnover may result in the realization of net short-term capital gains by the fund which, when distributed to stockholders, will be taxable as ordinary income. See Additional Information—Tax Considerations.

Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI. The fund’s full portfolio holdings are published semi-annually in reports sent to stockholders and such reports are made available on http://cohenandsteers.com in the “Our Funds” section, within 60 days after the end of each semi-annual period. The fund posts top 10 holdings quarterly on the website, within 30 days after the end of each quarter. The holdings information remains available until the next quarter’s holdings are posted on the website.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the fund’s portfolio and the price per share will vary based upon general market conditions.

General Risks of Common Stocks

Common stocks represent an ownership interest in a company. Common stocks generally provide the investor with the right to vote on certain company matters and to receive dividends that the company may declare.

Common stock is one type of equity security. There are other types of equity securities that provide different voting and dividend rights and priority in the event of the company declares bankruptcy. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and “growth” stocks, that is stocks of companies that are

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projected to grow at a faster rate than other comparable companies or the stock market as a whole, can react differently from value stocks. These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Risks of Investment in Preferred Stocks

The fund may invest in preferred stocks. Preferred stocks are securities that pay dividends at a specified rate and have a preference over common stocks in the payment of dividends and the liquidation of assets. This means that a company must pay dividends on its preferred stock prior to paying dividends on its common stock. In addition, in the event a company is liquidated, preferred stockholders must be fully repaid on their investments before common stockholders can receive any money from the company. Preferred stockholders, however, usually have no right to vote for a company’s directors or on other corporate matters. Preferred stocks pay a fixed stream of income to investors and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.

General Risks of REIT Securities

The fund will not invest in real estate directly, but only in securities issued by REITs. Because REITs are engaged in the real estate business, the fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	changes in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Risks of Investment in Foreign Securities.

The fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers.

Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits or the adoption of other foreign governmental restrictions which might adversely affect the payments on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers.

General Risks of Fixed Income Securities

Bonds and other fixed income securities generally present two types of principal risks, interest rate risk and credit risk. As interest rates rise, fixed income securities may fall in value, which could reduce the value of your investment in the fund. This risk may be compounded for mortgage- backed or other asset-backed securities, which may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable—when interest rates are rising.

Credit risk is the risk that the issuer or the guarantor of a fixed-income security or other obligation will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Foreign investments may be subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Lower Rated Securities Risk

The fund may invest up to 20% of its net assets in securities rated below investment grade or equivalent unrated securities (commonly referred to as junk bonds). These securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for these securities, have an adverse impact on the value of these securities and adversely affect the ability of the issuers of these securities to repay principal and interest on those securities.

Covered Call Options Risk

The fund may write (sell) covered call options on securities the fund holds in its portfolio. This strategy is designed to generate additional income from the fund’s portfolio holdings, but also results in certain risks. With respect to portfolio holdings on which the fund has written a covered call option, the fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

MANAGEMENT OF THE FUND

THE ADVISOR

Cohen & Steers Capital Management, Inc. (the Advisor), with offices located at 280 Park Avenue, New York, New York 10017, has been retained as the fund’s investment advisor. The Advisor, a registered investment adviser, was formed in 1986 and its current clients include pension plans, endowment funds and investment companies funds, including each of the open-end and closed-end Cohen & Steers funds. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

Under its Advisory Agreement with the fund, the Advisor furnishes a continuous investment program for the fund’s portfolio, makes the day-to-day investment decisions for the fund and generally manages the fund’s investments in accordance with the stated policies of the fund, subject to the general supervision of the Board of Directors of the fund. The Advisor performs certain administrative services for the fund and provides persons satisfactory to the Board of Directors of the fund to serve as officers of the fund. Such officers, as well as certain other employees and Directors of the fund, may be

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directors, officers, or employees of the Advisor, as well. The Advisor also selects brokers and dealers to execute the fund’s portfolio transactions.

For its services under the Investment Advisory Agreement, and for paying the ordinary operating expenses of the fund, the fund pays the Advisor a monthly management fee at the annual rate of 0.80% of the average daily net asset value of the fund up to $1.5 billion and 0.70% of the average daily net asset value of the fund in excess of $1.5 billion. This fee is allocated to the Class I shares based on the Class I shares proportionate share of such average daily net asset value. In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. As a result of the Advisor’s contractual obligation to waive its investment advisory fee and/or reimburse the fund for expenses, there was no effective management fee paid during 2005.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement is available in the SAI.

PORTFOLIO MANAGERS

The fund’s portfolio manager is:

Richard E. Helm—Mr. Helm has been a vice president of the fund and the fund’s portfolio manager since its inception. Mr. Helm serves as a senior vice president of the Advisor and head of its large cap value portfolio management team. Prior to joining the Advisor in 2005, Mr. Helm was a senior portfolio manager of WM Advisors, Inc. since 2001. From 1999 to 2001, he was vice president and senior portfolio manager of Northwestern Trust and Investors Advisory Company and was employed by other investment management firms prior to that time. Mr. Helm is a certified financial analyst.

The SAI contains additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem the fund’s Class I shares is the net asset value of the shares next determined after we receive your order in proper form. Proper form means that your request includes the fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our net asset value per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Therefore if your purchase or redemption order is received in proper form by the close of trading on the NYSE your order will receive that day’s net asset value; orders received after the close of trading on the NYSE will receive the next day’s net asset value. The fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the fund’s behalf. The fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed net asset value after this acceptance. We determine net asset value per share for the Class I shares by adding the market

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value of all securities and other assets in the fund’s portfolio attributable to the Class I shares, subtracting liabilities attributable to the Class I shares, and dividing by the total number of Class I shares then outstanding.

Securities for which market prices are unavailable will be valued at fair value as determined by the fund’s Board of Directors.

Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

The fund reserves the right to reject any purchase order and to withdraw or suspend the offering of shares at any time. The fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

•	retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

•	tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with Cohen & Steers Securities LLC, the fund’s distributor (the Distributor)

•	institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

•	a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

•	registered advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the Advisor for

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investment purposes, but only if the Advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

•	such other investors that qualify for the minimum purchase amount and are approved by the Distributor

PURCHASE MINIMUMS

If you are an individual, you may open a Class I account with the fund with a minimum investment of $100,000. If you are an advisor, you may open a Class I account with the fund with an aggregate minimum investment of $250,000. Additional Class I investments must be at least $500.

ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the fund also offers Class A and Class C shares, which are described in a separate Prospectus. To obtain a Prospectus for these classes, contact the Transfer Agent by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the fund

•	class of shares

•	name(s) in which shares are to be registered

•	address

•	social security or tax identification number (where applicable)

•	dividend payment election

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see “Purchase Minimums” above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #

Attn: Cohen & Steers

Dividend Value Fund, Inc.

For further credit to: (Account name) Account Number: (provided by the Transfer Agent)

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3. Complete the Subscription Agreement attached to this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the fund

•	class of shares

•	account number

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #

Attn: Cohen & Steers

Dividend Value Fund, Inc.

For further credit to: (Account Name) Account Number: (provided by the Transfer Agent)

Additional Purchases By Mail

1. Make a check payable to the fund in at least the required minimum amount (see Purchase Minimums above). Write your fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of the fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the fund’s shares through authorized dealers and other financial intermediaries. These entities are responsible for promptly transmitting purchase orders to the distributor and may impose transaction fees that are in addition to any other fees described in this prospectus. Such fees may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional fees that may apply.

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PURCHASES THROUGH THE DISTRIBUTOR

You may also purchase shares of the fund directly through the distributor by mailing a check made payable to Cohen & Steers Dividend Value Fund, Inc. along with the completed subscription agreement to Cohen & Steers Dividend Value Fund, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123.

AUTOMATIC INVESTMENT PLAN

The fund’s automatic investment plan (the Plan) provides a convenient way to invest in the fund. Under the Plan, you can have money transferred automatically from your checking account to the fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included with this Prospectus or contact your dealer. The market value of the fund’s shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the fund by mail or phone at the address or number on the back cover of this Prospectus.

EXCHANGE PRIVILEGE

You may exchange some or all of your fund shares for shares of the other Cohen & Steers open-end funds. If you exchange fund shares for shares of another multi-class Cohen & Steers fund, you must exchange into shares of the same class of such other fund.

The fund will charge you a redemption fee of 1.00% of the value of shares redeemed or exchanged within six months of the time you purchased them (other than those shares acquired through reinvestment of dividends or other distributions) as described below under How to Sell Fund Shares—Payment of Redemption Proceeds.

The fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax

Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days prior written notice and this privilege may be revoked immediately with respect to any shareholder if the fund believes that the shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.

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HOW TO SELL FUND SHARES

You may sell or redeem your shares through your dealer or other financial intermediary, by telephone or through the transfer agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Transfer Agent at (800) 437-9912. In order to be honored at that day’s net asset value, we must receive any telephone redemption requests by 4:00 p.m., Eastern time. If we receive your telephone redemption request after 4:00 p.m., Eastern time, your redemption request will be honored at the next day’s net asset value.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We may modify or terminate the telephone redemption and exchange privilege at any time on 30 days notice to shareholders.

Redemption By Mail

You can redeem fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Dividend Value Fund, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed

•	identify your account number and tax identification number

•	be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Payment of Redemption Proceeds. The fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed,

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as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The fund will charge a redemption fee of 1.00% of the value of shares redeemed or exchanged within six months of the time you purchased them (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, shares that are held longer than six months, and shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, with the approval of the fund, for redemptions or exchanges: (i) by retirement, pension, profit sharing, deferred compensation and other qualified plans, bank or trust company accounts and certain other omnibus-type accounts , (ii) by accounts of certain asset allocation or wrap programs where the redemption is in connection with a regularly scheduled automatic rebalancing of assets, (iii) due to death or disability of a shareholder, (iv) in connection with required distributions from an IRA or qualified retirement plan and (v) where the shareholder can demonstrate hardship. The fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the subscription agreement)

•	sending redemption proceeds to any person, address or bank account not on record

•	transferring redemption proceeds to a Cohen & Steers Fund account with a different registration (name/ownership) from yours

•	establishing certain services after the account is opened

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the fund. The fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Redemption of Small Accounts. If your fund account has a value of $100,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $100,000 (the minimum purchase amount) or more and avoid having the fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage

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commissions and market spreads, can detract from the fund’s performance. Additionally, market timing is a concern for the fund because the fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the fund and its long-term investors, the board of directors of the fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of fund shares a stockholder may make, although the fund reserves the right to reject or refuse any purchase request that could adversely affect the fund or its operations. If, based on these procedures, the Advisor believes that a stockholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the fund charges a 1.00% redemption fee on certain redemptions, and this fee is intended to compensate the fund for the costs that short-term investors impose. The fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of stockholder transactions, there can be no guarantee that the fund will be able to identify and restrict such activity in all cases. Additionally, the fund is unable to directly monitor the trading activity of beneficial owners of fund shares who hold those shares through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares without the identity of the particular stockholder(s) being known to the fund.

Accordingly, the ability of the fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the fund will be able to identify stockholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.

ADDITIONAL INFORMATION

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. For further details, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The fund will declare and pay dividends from its investment income quarterly. The fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the fund’s shares in the same manner at the same time on the same day.

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TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. In the SAI we have provided more detailed information regarding the tax consequences of investing in the fund.

Dividends paid to you out of the fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the fund. Dividend income that the fund receives from REITs, if any, will generally not be treated as qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A distribution of an amount in excess of the fund’s current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your fund shares or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable if you

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

The fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under Federal income tax law. If the fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the fund will not be required to pay Federal income taxes on any income it distributes to shareholders. If the fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, unless the fund elects to use a calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The fund intends to

17

make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the fund.

PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on subscription agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies to provide you with additional information about our products and services. We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at (800) 330-7348. We will be happy to review, correct or update your personal or account information.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC, Cohen & Steers Capital Advisors, LLC and the Cohen & Steers Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the fund’s Class I shares for the fiscal period ended February 28, 2006. Certain information reflects financial results for a single fund share. The total return in the table represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial highlights have been derived from financial statements audited by PricewaterhouseCoopers, LLP, whose report, along with the fund’s audited financial statements, are included in the fund’s current annual report, which is available free of charge upon request.

For the Period August 31(a) , 2005 through February 28, 2006
Class I
Per Share Operating Performance:
Net asset value, beginning of period	$11.46

Income from investment operations:
Net investment income(b)	0.09
Net realized and unrealized gain on investments	0.76

Total income from investment operations	0.85

Less dividends to shareholders from net investment income	(0.04)

Redemption fees retained by the fund	0.00 (c)

Net increase in net asset value	0.81

Net asset value, end of period	$12.27

Total investment return(d)	7.42%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.7

Ratio of expenses to average daily net assets (before expense reduction)(e)	11.99%

Ratio of expenses to average daily net assets (net of expense reduction)(e)	1.07%

Ratio of net investment loss to average daily net assets (before expense reduction)(e)	(9.43)%

Ratio of net investment income to average daily net assets (net of expense reduction)(e)	1.49%

Portfolio turnover rate(d)	8%

(a)	Commencement of operations.

(b)	Calculated based on the average shares outstanding during the period.

(c)	Less than $0.005 per share.

(d)	Not annualized.

(e)	Annualized.

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COHEN & STEERS DIVIDEND VALUE FUND, INC. — CLASS I SHARES ONLY

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien*** ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth
	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐	Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	U.S. Government Agency or Instrumentality.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

$                          Amount to invest ($100,000 minimum investment for individual, or $250,000 minimum investment for advisor). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers Dividend Value Fund, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an Account Number. See the Purchase of Fund Shares section of the Prospectus for wire instructions.

5	Automatic Investment Plan

A.	The Automatic Investment Plan makes possible regularly scheduled monthly purchases of fund shares. The fund’s Transfer Agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B. ☐	Check here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($500 minimum) deducted from your checking account.*

*	To initiate the Automatic Investment Plan or the Auto-Buy option, Section 9 of this Subscription Agreement must be completed.

6	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Stockholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

7	Redemption Privileges

Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the fund’s current Prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 9).

8	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional fund shares.

Dividends	☐ Pay in cash.	☐ Reinvest.

Capital Gains	☐ Pay in cash.	☐ Reinvest.

☐	I wish to have my distributions paid by wire (please complete Section 9).

9	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

10	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the fund immediately if there is any change in this information.

(b)	I have read the current Prospectus of the fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the fund’s Prospectus as in effect from time to time. Further, I agree that the fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the fund may rely on the instructions of any one account owner unless all owners specifically instruct the fund otherwise.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, OR

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•	The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(d)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Dividend Value Fund, Inc., the following documents are available to you without any charge, upon request or at http://cohenandsteers.com:

•	Annual/Semi-Annual Reports—Additional information about the fund’s investments is available in the fund’s annual and semi-annual report to shareholders. In these reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the fund’s performance during its most recent fiscal period.

•	Statement of Additional Information—Additional information about the fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above as well as other information, or to make other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Dividend Value Fund, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	http://cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, information about the fund (including the fund’s SAI) may also be obtained from the Securities and Exchange Commission (the SEC):

•	By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-5850.

•	By accessing the SEC’s Internet site at http://sec.gov where you can view, download and print the information.

•	By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-21668

280 PARK AVENUE

NEW YORK, NEW YORK 10017

(800) 437-9912

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2006

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for the Class A and Class C shares of Cohen & Steers Dividend Value Fund, Inc. and the Prospectus for the Class I shares of Cohen & Steers Dividend Value Fund, Inc., each dated the same date as this Statement of Additional Information, as supplemented from time to time (together, the Prospectus). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Statement of Additional Information, Prospectus and Annual and Semi-Annual Reports may be obtained free of charge by writing or calling the address or phone number shown above.

2

STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Dividend Value Fund, Inc. (the fund) is a nondiversified, open-end management investment company organized as a Maryland corporation on November 9, 2004.

Much of the information contained in this Statement of Additional Information (SAI) expands on subjects discussed in the Prospectus. No investment in the shares of the fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the material set forth in the Prospectus. Except as otherwise provided below, the fund’s investment objectives, strategies and policies are not fundamental and may be changed by the Board of Directors of the fund without the approval of the shareholders; however, the fund will not change its investment objectives or policies without written notice to shareholders.

REAL ESTATE INVESTMENT TRUSTS

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the fund’s investments in REITs will consist of securities issued by equity REITs.

FOREIGN SECURITIES

The fund may invest up to 25% of its net assets in U.S. dollar-denominated securities of foreign companies. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could

3

extend settlement periods. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income. See Taxation.

The fund may invest in sponsored and unsponsored American Depositary Receipts (ADRs) and similar depositary receipts. ADRs, typically issued by a financial institution (a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.

LOWER RATED SECURITIES

The fund may invest up to 20% of its net assets (measured at the time of purchase) in securities rated below investment grade by a nationally recognized statistical rating organization (NRSRO) or in unrated securities determined by Cohen & Steers Capital Management, Inc. (the Advisor) to be of comparable quality. Lower-rated securities are commonly known as “junk bonds.” Securities rated below investment grade are generally characterized as having speculative elements and are of high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the fund to sell certain securities or could result in lower prices than those used in calculating the fund’s net asset value.

The prices of debt securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupons of such securities. Accordingly, lower-rated securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

The ratings of NRSROs represent their opinions as to the quality of the obligations that they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability for the issuers of such securities to pay interest and principal. To the extent that the fund invests in lower grade securities that have not been rated by a rating agency, the fund’s ability to achieve its investment objectives will be more dependent on the fund’s credit analysis than would be the case when the fund invests in rated securities.

4

CASH RESERVES

The fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of net assets.

Money market instruments in which the fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Other acceptable money market instruments include commercial paper rated by any NRSRO, such as Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Ratings Services (S&P), certificates of deposit, bankers’ acceptances issued by domestic banks having total assets in excess of one billion dollars and money market mutual funds.

In entering into any repurchase agreement for the fund, the Advisor, will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the fund might be delayed, or may incur costs or possible losses of principal or income, in selling the collateral.

SECURITIES LENDING

The fund may lend portfolio securities to broker/dealers or other institutions. The borrower must maintain with the fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the fund any dividends or interest paid on the securities. The fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the fund is insufficient to replace the loaned securities. In addition, the fund is responsible for any loss that might result from its investment of the borrower’s collateral.

ILLIQUID SECURITIES

The fund will not invest in illiquid securities if immediately after such investment more than 15% of the fund’s net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been

5

registered under the Securities Act of 1933, as amended (the Securities Act) and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A, under the Securities Act adopted by the Securities and Exchange Commission (the SEC), allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers, which generally creates a more liquid market for securities eligible for resale under Rule 144A than other types of restricted securities.

The Advisor will monitor the liquidity of restricted securities in the fund’s portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

CONVERTIBLE SECURITIES

The fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. They generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

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DEBT SECURITIES

The fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer’s financial condition. When interest rates rise or the issuer’s financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

PREFERRED STOCK, WARRANTS AND RIGHTS

The fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of any money invested in their acquisition.

PREFERRED SECURITIES

The fund may invest in preferred securities. There are two basic types of preferred securities. The first, sometimes referred to as traditional preferred securities, consists of preferred stock issued by an entity taxable as a corporation. Preferred stocks are considered equity securities. The second is referred to as hybrid-preferred securities. Hybrid-preferred securities are usually issued by a trust or limited partnership and often represent preferred interests in subordinated debt instruments issued by a corporation for whose benefit the trust or partnership was established. Preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying dividends on its common stock. Preferred shareholders usually have no right to vote for corporate directors or on other matters.

The hybrid preferred securities in which the fund intends to invest do not qualify for the dividends received deduction (DRD) under Section 243 of the Internal Revenue Code of 1986, as amended (the Code), and are not expected to provide significant benefits under the rules relating to qualified dividend income. The DRD generally allows corporations to deduct from their income 70% of dividends received. Pursuant to recently enacted legislation, individuals will generally be taxed at long-term capital gain rates on qualified dividend income. Distributions received from the fund attributable to traditional preferred

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securities would qualify for the DRD as to any corporate shareholder and would qualify to be taxed at long-term capital gains rates as to any individual shareholder. However, any corporate shareholder who otherwise would qualify for the DRD, and any individual shareholder who otherwise would qualify to be taxed at long-term capital gain rates on qualified dividend income, should assume that none of the distributions the shareholder receives from the fund attributable to hybrid-preferred securities will qualify for the DRD or provide significant benefits under the rules relating to qualified dividend income. Distributions received from the fund attributable to traditional preferred securities, such as the preferred securities of utility companies, generally would qualify to be taxed at long-term capital gains rates as to to any individual shareholder.

STRATEGIC TRANSACTIONS

Consistent with its investment objectives and policies as set forth herein, the fund may also enter into certain hedging and risk management transactions. In particular, the fund may purchase and sell futures contracts, exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts and may enter into various interest rate transactions (collectively, “Strategic Transactions”). Strategic Transactions may be used to attempt to protect against possible changes in the market value of the fund’s portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes or to establish a position in the securities markets as a temporary substitute for purchasing particular securities.

Calls on Securities, Indices and Futures Contracts. In order to enhance income or reduce fluctuations in net asset value, the fund may “write” or sell call options (“calls”) on securities, futures contracts and indices based upon the prices of debt securities that are traded on U.S. securities exchanges and to the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the fund must be “covered” as long as the call is outstanding (i.e., the fund must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the fund exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the fund to hold an instrument that it might otherwise have sold.

Interest Rate Transactions. The fund may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The fund expects to enter into the transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date.

Futures Contracts and Options on Futures Contracts. The fund may also enter into contracts for the purchase or sale for future delivery (“future contracts”) of debt securities, aggregates of debt securities, financial indices, and U.S. Government debt securities or options on the foregoing to hedge the value of its portfolio securities that might result from a change in interest rates or market movements. The fund will be authorized to use futures contracts and related options for hedging and non-hedging purposes. The fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or which the fund expects to purchase. Except as stated below, the fund’s futures transactions will be entered into for traditional hedging purposes— i.e., futures

8

contracts will be sold to protect against a decline in the price of securities that the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities it intends to purchase.

Although the fund does not intend to engage in non-hedging transactions, in accordance with CFTC regulations, the fund is permitted to engage in non-hedging transactions, provided that:

(i) its pro rata share of the sum of the amount of initial margin deposits on futures contracts entered into by the fund and premiums paid for unexpired options with respect to such contracts does not exceed 5% of the fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts and options (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation); or

(ii) the aggregate “notional value” (i.e., the size of the contract, in contract units, times the current market price (futures position) or strike price (options position) of each such unit) of the contract, it does not exceed the liquidation preference of the fund, after taking into account unrealized profits and unrealized losses on such contracts and options.

Any or all of these techniques may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Strategic Transaction is a function of market conditions. The ability of the fund to hedge successfully will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.

Certain provisions of the Code may restrict or affect the ability of the fund to engage in Strategic Transactions. See Taxation.

DISCLOSURE OF PORTFOLIO HOLDINGS

The fund has adopted policies and procedures with respect to the disclosure of the fund’s portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at http://cohenandsteers.com or through some other means of public dissemination. The fund’s full portfolio holdings are published semi-annually in reports sent to stockholders and such reports are made available on the Cohen & Steers website, within 60 days after the end of each semi-annual period. These semi-annual holdings are also filed with the SEC within 60 days of the end of each semi-annual period, as part of Form N-CSR. Quarterly holdings reports are filed quarterly with the SEC within 60 days of the end of each quarter, as part of Form N-Q. In addition, the fund publishes its top 10 holdings quarterly on the Cohen & Steers website, within 30 days after the end of each quarter. One day after the full holdings and top 10 holdings have been published, employees of the Advisor may freely distribute them to third parties. This information remains available until the next quarter’s holdings are posted on the website.

The following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:

1. The fund’s portfolio holdings may be disclosed prior to public release to certain third parties (e.g. rating and ranking organizations, financial printers, pricing information vendors, and other research firms) for legitimate business purposes. Disclosure is conditioned on receipt of a written confidentiality agreement, including a duty not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by an officer of the fund. Under these circumstances, the fund’s portfolio holdings may be disclosed to the following third parties: Automatic Data Processing, Inc., Charles River Systems, Inc., R.S. Rosenbaum & Co., Inc., R.R. Donnelley Financial, Merrill Corporation, Lipper, Princeton Financial Systems, Inc. and Standard & Poor’s.

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2. The fund’s portfolio holdings may also be disclosed between and among the fund’s Advisor, distributor, administrator, sub-administrator, custodian, independent registered public accounting firm and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, distributor and administrator and as imposed on the other parties by agreement or under applicable laws, rules and regulations.

3. The fund’s Advisor, administrator, sub-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings.

4. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit or (3) as required by court order.

Neither the fund, the Advisor nor any other party receives any compensation in connection with the disclosure of the fund’s portfolio holdings.

The Board of Directors of the fund exercises continuing oversight of the disclosure of fund portfolio holdings by (1) having the chief compliance officer of the fund oversee the implementation and enforcement of the portfolio holdings disclosure policies and procedures, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters that may arise in connection with any portfolio holdings disclosure, and (3) considering whether to approve or ratify any material amendment to the portfolio holdings disclosure policies.

The Board of Directors believes that the limited disclosure of the fund’s portfolio holdings as described above for legitimate business purposes is in the best interest of fund shareholders.

INVESTMENT RESTRICTIONS

The investment objectives and the principal investment strategies and investment techniques of the fund are described in the Prospectus. The fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The fund may not:

1. Borrow money, or pledge its assets, except that the fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the fund’s total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the fund’s total assets will be repaid before any subsequent investments are made;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

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3. Act as an underwriter of securities issued by other persons, except insofar as the fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate or mortgages on real estate, except that the fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including REITs, and securities secured by real estate or interests therein and the fund may hold and sell real estate or mortgages acquired on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Invest 25% or more of its net assets in securities of issuers in any particular industry, this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

8. Purchase restricted or “illiquid” securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the fund’s net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act and determined to be liquid);

9. Acquire or retain securities of any investment company, except that the fund may (a) acquire securities of investment companies up to the limits permitted by Section 12(d)(1) of the Investment Company Act of 1940, as amended (the 1940 Act), and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

10. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the fund; provided the fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), such restrictions shall not apply;

11. Invest in puts, calls, straddles, spreads or any combination thereof, except that the fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the fund’s total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

12. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the fund may purchase securities of companies engaging in whole or in part in such activities;

13. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

14. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment restrictions numbered 1 through 7 in this Statement of Additional Information

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have been adopted as fundamental policies of the fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the fund, as defined under the 1940 Act to mean the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the fund, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the fund. Investment restrictions numbered 8 through 14 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

MANAGEMENT OF THE FUND

The business and affairs of the fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the fund and persons or companies furnishing services to it, including the fund’s agreements with its Advisor, administrator, custodian and transfer agent. The management of the fund’s day-to-day operations is delegated to its officers, the Advisor and the fund’s administrator, subject always to the investment objectives and policies of the fund and to the general supervision of the Directors.

The Directors and officers of the fund and their principal occupations during the past five years are set forth below. Each Director and officer is also a Director or officer of some or all of the other sixteen funds in the Cohen & Steers fund complex.

Name, Address*** and Age	Position(s) Held with Fund	Term of Office	Principal Occupation(s) During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served
Interested Directors*
Robert H. Steers Age: 53	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and prior to that, Chairman of the Advisor; President of Cohen & Steers Securities, LLC, the fund’s distributor.	17	Since Inception

Martin Cohen** Age: 57	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and prior to that, President of the Advisor; Vice President of Cohen & Steers Securities, LLC.	17	Since Inception
Disinterested Directors
Bonnie Cohen** Age: 63	Director	Until Next Election of Directors	Private Consultant. Prior thereto, Undersecretary of State, United States Department of State. Director of Wellsford Real Properties, Inc.	17	Since Inception

George Grossman Age: 52	Director	Until Next Election of Directors	Attorney-at-law.	17	Since Inception

(table continued on next page)

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(table continued from previous page)

Name, Address*** and Age	Position(s) Held with Fund	Term of Office	Principal Occupation(s) During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served
Richard E. Kroon Age: 63	Director	Until Next Election of Directors	Board member of Finlay Enterprises, Inc. (operator of department store fine jewelry leased departments), and a member of Investment Subcommittee, Monmouth University. Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation; and former chairman of the National Venture Capital Association.	17	Since Inception

Richard J. Norman Age: 63	Director	Until Next Election of Directors	Private Investor. Prior thereto, Investment Representative of Morgan Stanley Dean Witter. President of the Board of Directors of Maryland Public Television; Board Member, Salvation Army.	17	Since Inception

Frank K. Ross Age: 62	Director	Until Next Election of Directors	Professor of Accounting, Howard University. Board member of Pepco Holdings, Inc. (electric utility). Formerly, Midatlantic Area Managing Partner for Audit and Risk Advisory Services at KPMG LLP and Managing Partner of its Washington DC office.	17	Since Inception

Willard H. Smith Jr Age: 69	Director	Until Next Election of Directors	Board member of Essex Property Trust, Inc., Realty Income Corporation and Crest Net Lease, Inc. Managing Director at Merrill Lynch & Co., Equity Capital Markets Division from 1983 to 1995.	17	Since Inception

C. Edward Ward, Jr Age: 59	Director	Until Next Election of Directors	Member of Board of Trustees of Manhattan College, Riverdale, New York. Formerly head of closed-end fund listings for the New York Stock Exchange.	17	Since Inception

*	“Interested Persons” within the meaning of the 1940 Act on the basis of their affiliation with the Advisor (“Interested Directors”).

**	Martin Cohen and Bonnie Cohen are unrelated.

***	The address for all Directors is 280 Park Avenue, New York, NY 10017.

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The officers of the fund (other than Messrs. Cohen & Steers, whose biographies are provided above), their addresses, their ages and their principal occupations for at least the past five years are set forth below.

Name, Address* and Age**	Position(s) Held with Fund	Principal Occupation(s) During Past Five Years
Adam M. Derechin Age: 41	President and Chief Executive Officer since inception	Chief Operating Officer of the Advisor since 2003 and prior to that, Senior Vice President of the Advisor.

Jay J. Chen Age: 43	Treasurer since inception	Senior Vice President of the Advisor since 2003 and prior to that, Vice President of the Advisor.

Joseph M. Harvey Age: 42	Vice President since inception	President of the Advisor since 2003 and prior to that Senior Vice President and director of investment research.

Richard E. Helm Age: 47	Vice President since inception	Senior Vice President of the Advisor since August 2005 and head of its large cap value portfolio management team. Prior to that, senior portfolio manager of WM Advisors Inc. since 2001. From 1999 to 2001, Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company and was employed by other investment management firms prior to that time.

Lawrence B. Stoller Age: 42	Secretary since inception	Executive Vice President and General Counsel of the Advisor, since 1999; Chief Legal Officer of Cohen & Steers Securities, LLC. Prior to that, Associate General Counsel, Neuberger Berman Management, Inc. (money manager); and Assistant General Counsel, The Dreyfus Corporation (money manager).

John E. McLean Age: 35	Assistant Secretary since inception	Vice President and Associate General Counsel of the Advisor since September 2003. Prior to that, Vice President, Law & Regulation, J. & W. Seligman & Co. Incorporated (money manager); and Associate, Battle Fowler LLP (law firm).

Lisa Phelan Age: 37	Chief Compliance Officer since 2006	Vice President of the Advisor since 2006. Prior to joining the Advisor in 2004, she was Chief Compliance Officer of Avatar Associates and Overture Asset Managers from 2003 to 2004. Prior to that, she served as First Vice President, Risk Management, for Prudential Securities.

*	The address for all officers is 280 Park Avenue, New York, NY 10017.

**	Officers serve until their resignation, removal or retirement.

All of the officers of the fund are officers or employees of the Advisor, as provided under their principal business occupations.

The following table provides information concerning the dollar range of the fund’s equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex is set forth below.

	Dollar Range of Equity Securities in the Fund as of February 28, 2006	Aggregate Dollar Range of Equity Securities in the Cohen & Steers Fund Complex as of February 28, 2006
Bonnie Cohen	none	over $100,000
Martin Cohen	none	over $100,000
George Grossman	none	over $100,000
Richard E. Kroon	none	$10,001-$50,000
Richard J. Norman	none	over $100,000
Frank K. Ross	none	over $100,000
Willard H. Smith Jr	none	over $100,000
Robert H. Steers	none	over $100,000
C. Edward Ward, Jr	none	$10,001-$50,000

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Conflicts of Interest. No Director who is not an “interested person” of the fund as defined in the 1940 Act (“Independent Directors”), and no immediate family members, own any securities issued by the Advisor, or any person or entity (other than the fund and other funds in the Cohen & Steers Fund Complex) directly or indirectly controlling, controlled by, or under common control with the Advisor.

BOARD’S ROLE IN FUND GOVERNANCE

Committees. The fund’s Board of Directors has four standing committees of the Board, the Audit Committee, the Nominating Committee, the Contract Review Committee and the Governance Committee each of which is composed of Independent Directors. All of the Independent Directors are members of the Nominating and Contract Review Committees. The members of the Governance Committee are Messrs. Norman, Ward and Smith. The members of the Audit Committee are Ms. Cohen and Messrs. Ross, Kroon and Grossman.

The Audit, Nominating, Contract Review and Governance Committee met two, zero, zero and one times, respectively during the fiscal year ended February 28, 2006.

The function of the Audit Committee is to assist the Board of Directors in its oversight of the fund’s financial reporting process. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the fund has with the Advisor and to select third parties to provide evaluative reports and other information regarding the services provided by the Advisor to the Board. The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the fund. The Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of independent Directors for service on the Board and any Board committee.

As necessary, the Board will convene a Nominating Committee. The functions of the Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the director nominees for any future meeting of stockholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the fund’s stockholders. Stockholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the fund’s Secretary.

Approval of Investment Advisory Agreement. The Board of Directors of the fund including a majority of the Independent Directors who are not parties to the fund’s Investment Advisory Agreement, or interested persons of any such party, has the responsibility under the 1940 Act to approve the fund’s proposed Investment Advisory Agreement for their initial two-year terms and their continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approvals or continuations. The Investment Advisory Agreement for the fund were each discussed at meetings held on December 6 and 7, 2004 and were each unanimously approved for an initial two-year term by the fund’s Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations.

In considering whether to approve the fund’s Investment Advisory Agreement, the Board reviewed the materials provided by the Advisor and fund counsel, which included, among other things, fee and expense information and performance comparisons of funds with

15

investment objectives and policies similar to those of the fund, information regarding the past performance of funds managed by the Advisor and memoranda outlining the legal duties of the Board. The Board considered factors relating to both the selection of the investment advisers and the approval of the advisory fee when reviewing the Investment Advisory Agreement. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Advisor: The Directors reviewed the services that the Advisor would provide to the fund, including, but not limited to, generally managing the fund’s investments in accordance with the stated policies of the fund. The Directors also discussed with officers and portfolio managers of the fund the amount of the time the Advisor would dedicate to the fund and the type of transactions that would be done on behalf of the fund.

The Board determined that the services proposed for the fund by the Advisor would be similar to those already being provided for other open-end funds by the Advisor. The Board noted that the services proposed for the fund by the Advisor would be different and distinct from existing funds, but determined that the Advisor’s experience in the securities markets would provide the background and expertise to further the fund’s objectives. They also took into consideration the favorable history, reputation and background of the Advisor’s portfolio managers, finding that these would likely have an impact on the success of the fund. Lastly, the Directors noted the Advisor’s ability to attract quality and experienced personnel and its continuing effort to expand its capabilities particularly with respect to the fund. The Directors concluded that the proposed services of the Advisor to the fund compared favorably to services provided by the Advisor for other funds and accounts in both nature and quality.

(ii) Investment performance of the fund and the Advisor: Because the fund is newly formed, the Directors did not consider the investment performance of the fund. The Directors reviewed the Advisor’s performance for other open-end funds. In particular, the Directors noted that the Advisor managed several funds that were outperforming the indices and their competitors. The Directors recognized that past performance is not an indicator of future performance, but found that the Advisor had the necessary expertise to manage the fund and that the Advisor was committed to hiring additional investment personnel in connection with its management efforts for the fund. The Directors determined that the Advisor would be an appropriate investment adviser for the fund.

(iii) Cost of the services to be provided and profits to be realized by the Advisor from the relationship with the fund: Next, the Directors considered the anticipated cost of the services provided by the Advisor. Under the Investment Advisory Agreement, the fund would pay the Advisor a monthly management fee computed at the annual rate of 0.80% of the average daily net assets of the fund up to $1.5 billion and 0.70% of the average daily net assets of the fund on amounts in excess of $1.5 billion. The Directors also considered the fact that the Advisor had agreed to waive a portion of its investment advisory fees through February 28, 2007.

In reviewing the proposed investment advisory fee, the Directors considered the advisory fees of other comparable, open-end equity income funds, noting that the fund’s proposed advisory fee was in line with those funds. The total management fee, represented by the advisory fee plus the administration fee, for the fund also would be in line with the average of the other comparable funds’ fees. The Directors concluded that the fund’s investment management fee for the initial term of the contract was projected to compare favorably to the average investment management fee charged to competitive funds with similar investments. The Directors did not consider the profitability of the fund, since the fund is newly formed with no operating history.

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(iv) The extent to which economies of scale would be realized as the fund grows and whether fee levels would reflect such economies of scale: The Directors noted that there would likely be economies of scale as the fund grows and that the Advisor’s fee would decrease for assets over $1.5 billion. The Directors determined that the fee levels reflected the expected economies of scale.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the Directors compared both the services to be rendered and the fees to paid under the Investment Advisory Agreement to other contracts of the Advisor and to contracts of other investment advisers to registered investment companies investing in similar securities. The Directors determined that the proposed services and fees were comparable to those being offered under the other contracts by the Advisor and other investment advisers.

The Directors then took into consideration other benefits to be derived by the Advisor in connection with the Investment Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Advisor would be eligible to receive by allocating the fund’s brokerage transactions. The Directors also noted the administrative services provided under the Administration Agreement by the Advisor for the fund such as operational services and furnishing office space and facilities for the fund, and providing persons satisfactory to the Board to serve as officers of the fund, noting that these services were beneficial to the fund.

For these reasons, the Board, including the Independent Directors, unanimously approved the Investment Advisory Agreement.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

The following table sets forth information regarding compensation of the Directors by the fund and by the Cohen & Steers Fund Complex for the year ended December 31, 2005. Officers of the fund and Interested Directors do not receive any compensation from the fund or any other fund in the Cohen & Steers Fund Complex. Each of the Independent Directors is paid an annual retainer of $4,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Additionally, the Audit Committee Chairman is paid $10,000 per year in the aggregate for his service as Chairman of the Audit Committees of the fund and the other funds in the Cohen & Steers Fund Complex, and the lead Director and each other committee chairman is paid $5,000 per year in the aggregate for their work in connection with the fund and the other funds in the Cohen & Steers Fund Complex. These additional amounts are not reflected in the table. In the column headed “Total Compensation From Fund and Fund Complex Paid to Directors,” the compensation paid to each Director represents seventeen funds that each Director serves in the fund complex during the calendar year ended December 31, 2005. The Directors do not receive any pension or retirement benefits from the Cohen & Steers Fund Complex.

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Compensation Table

Calendar Year Ended December 31, 2005

Name of Person, Position	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex Paid to Directors
Bonnie Cohen,(1),(3) Director	$3,397	$104,875
Martin Cohen,(2) Director and Co-Chairman	$0	$0
George Grossman,(1),(3) Director	$3,397	$104,875
Richard E. Kroon,(1),(3) Director	$3,250	$102,375
Richard J. Norman,(1),(4) Director	$3,397	$104,875
Frank K. Ross,(1),(3) Director	$3,544	$107,375
Willard H. Smith Jr.,(1),(4) Director	$3,250	$102,375
Robert H. Steers,(2) Director and Co-Chairman	$0	$0
C. Edward Ward, Jr.,(1),(4) Director	$3,250	$102,375

(1)	Member of the Nominating Committee and Contract Review Committee.

(2)	Interested Director.

(3)	Member of the Audit Committee.

(4)	Member of the Governance Committee.

PRINCIPAL HOLDERS OF SECURITIES

PRINCIPAL HOLDERS

As of June 15, 2006, the following principal holders owned 5% or more of a Class of shares of the then outstanding shares of capital stock of the fund as follows:

Name and Address	Fund Classes	Percentage of Total Shares Held
Merrill Lynch Attn: Michael Ceglio 4800 Deer Lake Drive East – 2nd Floor Jacksonville, FL 32246-6484	A C	52.50 91.33	% %
Cohen & Steers Capital Management, Inc. 280 Park Avenue, 10th Floor New York, NY 10017-1216	I	86.62%
Charles Schwab & Co., Inc. Reinvest Account 101 Montgomery Street San Francisco, CA 94101-4122	I	9.14%

MANAGEMENT OWNERSHIP

As of June 15, 2006, Directors and officers of the fund as a group owned less than 1% of the fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

Cohen & Steers Capital Management, Inc., a New York Corporation, a registered investment advisor, with offices located at 280 Park Avenue, New York, New York 10017 is the investment advisor to the fund.

The Advisor was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. The Advisor is

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a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS”. Mr. Cohen and Mr. Steers are deemed “controlling persons” of the Advisor on the basis of their ownership of stock in CNS.

Pursuant to the Investment Advisory Agreement, the Advisor furnishes a continuous investment program for the fund’s portfolio, makes the day-to-day investment decisions for the fund, executes the purchase and sale orders for the portfolio transactions of the fund and generally manages the fund’s investments in accordance with the stated policies of the fund, subject to the general supervision of the Board of Directors of the fund.

For its services under the Investment Advisory Agreement, and for paying the ordinary operating expenses of the fund, the fund pays the Advisor a monthly management fee at the annual rate of 0.80% of the average daily net asset value of the fund up to $1.5 billion in net assets and 0.70% thereafter. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily net asset value. For the fiscal period ended February 28, 2006, the Advisor accrued $25,796 in advisory fees from the fund all of which were waived.

The Advisor also provides the fund with such personnel as the fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the sub-administrator, the transfer agent and the custodian, which the Advisor is not required to furnish under the Investment Advisory Agreement. The personnel rendering these services, who may act as officers of the fund, may be employees of the Advisor or its affiliates. The cost to the fund of these services must be agreed to by the fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the fund intends to do so whenever it appears advantageous to the fund.

PORTFOLIO MANAGER

Accounts Managed. The fund’s portfolio manager does not as of the date of this statement of additional information manage other investment companies and/or investment vehicles and accounts in addition to the fund, but may do so in the future. The following table shows, as of February 28, 2006, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. Neither the Advisor nor the portfolio manager receives performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts managed.

	Number of All Accounts	Total Assets of All Accounts
Richard E. Helm
Registered Investment Companies	2	$286,116,311
Other Pooled Investment Vehicles	0	0
Other Accounts	1	5,953,589

Share Ownership. The following table indicates the dollar range of securities of the fund owned by the fund’s portfolio manager as of February 28, 2006:

Dollar Range of Securities Owned
Richard E. Helm	Over $	100,000

Conflicts of Interest. It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio manager is responsible on the other. For example, the portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the fund and the other accounts, the portfolio manager may take action with respect to another account that differs from

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the action taken with respect to the fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Advisor. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Advisor strives to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account- related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of the Advisor to allocate investment ideas pro rata to all accounts with the same primary investment objective.

Advisor Compensation Structure. Compensation of the Advisor’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of the Advisor’s parent, Cohen & Steers, Inc. (“CNS”). The Advisor’s investment professionals, including the portfolio manager, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Advisor’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or around the December 31st fiscal year-end of CNS. This compensation structure has been in place since the initial public offering of common stock of CNS in 2004.

Method to Determine Compensation. The Advisor compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds and value-oriented benchmarks, such as the Russell 1000 Value Index and the S&P 500/Barra Value Index on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. The Advisor does not have any funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of the Advisor varies in line with the portfolio manager’s seniority and position with the firm.

The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the firm and supervising various departments within the firm) will include consideration of the scope of such responsibilities and the portfolio managers’ performance in meeting them. The Advisor seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The Advisor participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Advisor and CNS. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the Advisor’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation generally are a substantial portion of total compensation.

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In addition, Mr. Helm and the investment team that is assembled in Seattle, Washington to manage large cap value portfolios are entitled to additional compensation in the nature of a fee sharing arrangement based on a percentage of revenues, less allocated expenses, associated with subadvisory fees, if any, paid by Washington Mutual, Inc. (or its affiliated entities) to the Advisor.

ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has also entered into an administration agreement with the fund (the “Administration Agreement”) under which the Advisor performs certain administrative functions for the fund, including (i) providing office space, telephones, office equipment and supplies for the fund; (ii) paying the compensation of the fund’s officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the fund; (iv) supervising preparation of the periodic updating of the fund’s registration statement, including the Prospectus and Statement of Additional Information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the fund’s shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the fund’s investment portfolio and the publication of the net asset value of the fund’s shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the fund, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the fund; (ix) supervising compliance by the fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the fund (other than those maintained by the custodian and transfer agent) and preparing and filing of tax reports other than the fund’s income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the fund at the annual rate of 0.04% of the fund’s average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the fund’s Board of Directors, the Advisor has caused the fund to retain State Street Bank and Trust Company (“State Street”) as sub-administrator under a fund accounting and administration agreement (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the fund’s net asset value and preparing these figures for publication; (ii) maintaining certain of the fund’s books and records that are not maintained by the Advisor, custodian or transfer Agent; (iii) preparing financial information for the fund’s income tax returns, proxy statements, shareholders reports, and SEC filings; and (iv) responding to shareholder inquiries. Under the Administration Agreement, the Advisor remains responsible for monitoring and overseeing the performance by State Street of its obligations to the fund under its Sub-Administration Agreement with the fund, subject to the overall authority of the fund’s Board of Directors.

Under the terms of the Sub-Administration Agreement, the fund pays State Street a monthly administration fee. The administration fee paid by the fund is computed on the basis of the net assets in the fund at an annual rate equal to 0.03% of the first $2.2 billion in assets, 0.02% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum fee of

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$120,000. The aggregate fee paid by the fund and the other funds in the Cohen & Steers Fund Complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. The fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the fund’s custodian and transfer agent. See Custodian and Transfer and Dividend Disbursing Agent, below.

For the fiscal period ended February 28, 2006, the Advisor accrued an administration fee from the fund in the amount of $1,290, all of which were waived.

DISTRIBUTOR

Cohen & Steers Securities, LLC (the Distributor), an affiliate of the Advisor, located at 280 Park Avenue, New York, New York 10017, serves as the distributor of shares of the fund. For Class A and Class C, the Distributor receives compensation as described below under Distribution Plan. The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for the fund, on a continuous basis only against orders to purchase shares.

The Distributor is an “affiliated person” of the Advisor, which is itself an affiliated person of the fund. Those individuals identified above under “Management of the Fund” as directors or officers of both the fund and the Distributor are affiliated persons of both entities.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at One Lincoln Street, Boston, Massachusetts 02111, has been retained to act as custodian of the fund’s investments and as the fund’s transfer and dividend disbursing agent. State Street has retained its wholly-owned subsidiary, Boston Financial Data Services, Inc. (the “Transfer Agent”), to provide transfer and dividend disbursing agency services to the fund. Neither State Street nor Boston Financial has any part in deciding the fund’s investment policies or which securities are to be purchased or sold for the fund’s portfolio.

CODE OF ETHICS

The fund, the Advisor and the Distributor, have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and, with respect to the Advisor, Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The code of ethics of the fund, the Advisor and the Distributor, among other things, prohibits management personnel from investing in REITs and real estate securities, preferred securities and initial public offerings and requires pre-approval for investments in Cohen & Steers closed-end funds and private placements. In addition, the Independent Directors are prohibited from purchasing or selling any security if they knew or reasonably should have known at the time of the transaction that the security is being considered for purchase or sale by the fund, or is being purchased or sold by the fund.

PROXY VOTING

The fund’s Board of Directors has delegated to the Advisor the responsibility for voting proxies on behalf of the fund, and has determined that proxies with respect to the fund’s portfolio companies shall be voted in accordance with the Advisor’s Statement of Policies and Procedures

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Regarding the Voting of Securities (the Proxy Voting Policies and Procedures). The following is a summary of the Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor has three overall objectives in exercising voting rights:

A. Responsibility. The Advisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor seeks to ensure that the interests of a company’s management and board are aligned with those of the company’s shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor seeks to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

In exercising voting rights, the Advisor shall conduct itself in accordance with the general principles set forth below.

1. The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2. In exercising voting rights, the Advisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3. Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4. In exercising voting rights on behalf of clients, the Advisor shall conduct itself in the same manner as if it were the constructive owner of the securities.

5. To the extent reasonably possible, the Advisor shall participate in each shareholder voting opportunity.

6. Voting rights shall not automatically be exercised in favor of management-supported proposals.

7. The Advisor, and its officers and employees shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines that the Advisor shall follow in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value.

Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor may consider the views of third parties, it shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor shall consider both short-term and long-term views about a company’s business and prospects, especially in light of our

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projected holding period on the stock (e.g., the Advisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the Advisor’s decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor must be guided by its reasonable judgment to vote in a manner that the Advisor deems to be in the best interests of the fund and its shareholders.

Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, the Advisor always favors compensation plans that align the interests of management and shareholders. The Advisor generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be repriced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. The Advisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (evergreen) feature.

Measures to Increase Executive Long-Term Stock Ownership. The Advisor supports measures to increase the long-term stock ownership by a company’s executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options. In this respect, the Advisor supports the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. The Advisor also supports employee stock purchase plans, although the Advisor generally believes the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other Stock Awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues

While the Advisor recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench

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current management. The following are the Advisor’s guidelines on change of control issues:

Shareholder Rights Plans. The Advisor acknowledges that there are arguments for and against shareholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to shareholders. The Advisor generally votes against any directors who, without shareholder approval, to its knowledge have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Advisor opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that shareholders should be free to consider. The Advisor generally withholds votes at the next shareholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers. The Advisor votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor supports proposals that seek to lower super-majority voting requirements.

Routine Issues

Director Nominees in a Non-Contested Election. The Advisor generally votes in favor of management proposals on director nominees.

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition. The Advisor supports the election of a board that consists of at least a majority of independent directors. The Advisor generally withholds support for non-independent directors who serve on a company’s audit, compensation and/or nominating committees. The Advisor also generally withholds support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, the Advisor generally votes against classified boards. The Advisor votes in favor of shareholder proposals to declassify a board of directors unless a company’s charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Shareholder Action. The Advisor votes to support proposals that lower the barriers to shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting. Having the ability to cumulate votes for the election of directors—that is, cast more than one vote for a director about whom they feel strongly—generally increases shareholders’ rights to effect change in the management of a corporation. The Advisor therefore generally supports proposals to adopt cumulative voting.

Ratification of Auditors. Votes generally are cast in favor of proposals to ratify an independent

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auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the Advisor’s general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items

Increase Additional Common Stock. The Advisor’s guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1. creates blank check preferred stock; or

2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor.

Preemptive Rights. Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor votes against adoption of a dual or multiple class capitalization structure.

Social Issues

The Advisor believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Advisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Advisor generally votes against these types of proposals, which are generally initiated by shareholders, unless the Advisor believes the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Advisor’s portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

Proxy Voting Procedures

The Advisor maintains a record of all voting decisions for the period required by applicable laws. In each case in which the Advisor votes contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

The Investment Committee of the Advisor shall have responsibility for voting proxies, under the supervision of the Director of Research. The Director of Research’s designee (the “Designee”) shall be responsible for ensuring that the Investment Committee is aware of all upcoming proxy voting opportunities. The Designee shall ensure that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The Advisor’s

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General Counsel shall have overall responsibility for ensuring that the Advisor complies with all proxy voting requirements and procedures.

Recordkeeping

The Designee shall be responsible for recording and maintaining the following information with respect to each proxy voted by the Advisor:

•	Name of the company

•	Ticker symbol

•	CUSIP number

•	Shareholder meeting date

•	Brief identification of each matter voted upon

•	Whether the matter was proposed by management or a shareholder

•	Whether the Advisor voted on the matter

•	If the Advisor voted, then how the Investment Manager voted

•	Whether the Advisor voted with or against management

The Advisor’s General Counsel shall be responsible for maintaining and updating the Policies and Procedures, and for maintaining any records of written client requests for proxy voting information and documents that were prepared by the Advisor and were deemed material to making a voting decision or that memorialized the basis for the decision.

The Advisor shall rely on the SEC’s EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

Conflicts of Interest

There may be situations in which the Advisor may face a conflict between its interests and those of its clients or fund shareholders. Potential conflicts are most likely to fall into three general categories:

Business Relationships. This type of conflict would occur if the Advisor or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of the Advisor or its affiliate with the company or proponent. In the context of the Advisor, this could occur if an affiliate of the Advisor has a material business relationship with a company that the Advisor has invested in on behalf of the fund, and the Advisor is encouraged to vote in favor of management as an inducement to acquire or maintain the affiliate’s relationship.

Personal Relationships. The Advisor or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

Familial Relationships. The Advisor or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company).

The next step is to identify if a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

Financial Based Materiality. The Advisor presumes a conflict to be nonmaterial unless it involves at least $500,000.

Non-Financial Based Materiality. Non-financial based materiality would impact the members of the Advisor’s Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, the Advisor shall vote in accordance with the advice of a proxy voting service.

The Advisor’s General Counsel shall have responsibility for supervising and monitoring conflicts of interest in the proxy voting process according to the following process:

Identifying Conflicts. The Advisor is responsible for monitoring the relationships of the Advisor’s

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affiliates for purposes of the Advisor’s Inside Information Policy and Procedures. The General Counsel (or his designee) maintains a watch list and a restricted list. The Advisor’s Investment Committee is unaware of the content of the watch list and therefore it is only those companies on the restricted list, which is made known to everyone at the Advisor, for which potential concerns might arise. When a company is placed on the restricted list, the General Counsel (or his designee) shall promptly inquire of the Designee as to whether there is a pending proxy voting opportunity with respect to that company, and continue to inquire on a weekly basis until such time as the company is no longer included on the restricted list. When there is a proxy voting opportunity with respect to a company that has been placed on the restricted list, the General Counsel shall inform the Investment Committee that no proxy vote is to be submitted for that company until the general counsel completes the conflicts analysis.

For purposes of monitoring personal or familial relationships, the General Counsel (or his designee) shall receive on at least an annual basis from each member of the Advisor’s Investment Committee written disclosure of any personal or familial relationships with public company directors that could raise potential conflict of interest concerns. Investment Committee members also shall agree in writing to advise if (i) there are material changes to any previously furnished information, (ii) a person with whom a personal or familial relationship exists is subsequently nominated as a director or (iii) a personal or familial relationship exists with any proponent of a proxy proposal or a participant in a proxy contest.

Identifying Materiality. The General Counsel (or his designee) shall be responsible for determining whether a conflict is material. He shall evaluate financial based materiality in terms of both actual and potential fees to be received. Non-financial based items impacting a member of the Investment Committee shall be presumed to be material.

Communication with Investment Committee; Voting of Proxy. If the General Counsel determines that the relationship between the Advisor’s affiliate and a company is financially material, he shall communicate that information to the members of the Advisor’s Investment Committee and instruct them, and the Designee, that the Advisor will vote its proxy based on the advice of a consulting firm engaged by the Advisor. Any personal or familial relationship, or any other business relationship, that exists between a company and any member of the Investment Committee shall be presumed to be material, in which case the Advisor again will vote its proxy based on the advice of a consulting firm engaged by the Advisor. The fact that a member of the Investment Committee personally owns securities issued by a company will not disqualify the Advisor from voting common stock issued by that company, since the member’s personal and professional interests will be aligned.

In cases in which the Advisor will vote its proxy based on the advice of a consulting firm, the General Counsel (or his designee) shall be responsible for ensuring that the Designee votes proxies in this manner. The General Counsel will maintain a written record of each instance when a conflict arises and how the conflict is resolved (e.g., whether the conflict is judged to be material, the basis on which the materiality is decision is made and how the proxy is voted.)

The fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The fund’s Form N-PX filing for the twelve months ended June 30, 2004 is available (i) without charge, upon request, by calling the fund toll-free at (800) 437-9912 and (ii) on the Securities and Exchange Commission’s website (http://sec.gov).

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Directors, decisions to buy and sell securities for the fund and negotiation of its brokerage commission rates are made by the Advisor. Transactions on U.S. stock exchanges involve the payment by the fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees.

In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered.

In addition, the Advisor may receive research services from a broker in connection with initiating portfolio transactions for the fund. Research services include pricing and market data services. While it is not the Advisor’s policy to “pay up” for these research services, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor determines in good faith that the commission was reasonable in relation to the value of the research service provided viewed in terms of either that particular transaction or the

Advisor’s ongoing responsibilities to the fund. Research and investment information is provided by brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the fund. While this information may be useful in varying degrees and may tend to reduce the Advisor’s expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor’s expenses in a determinable amount. The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its judgment of the best interests of the fund and its shareholders. The Advisor may also take into account payments made by brokers effecting transactions for the fund to other persons on behalf of the fund for services provided to it for which the fund would be obligated to pay (such as custodial and professional fees).

Subject to such policies and procedures as the Board of Directors may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Advisor determines in good faith that the fund received best execution.

For the fiscal period ended February 28, 2006, the fund paid a total of $12,457 in brokerage commissions. Of such amount, $7,658 was placed with brokers or dealers who provide research and investment information. The fund’s portfolio turnover rate for the fiscal period ended February 28, 2006 was 8%.

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ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

The fund was incorporated on November 9, 2004, as a Maryland corporation and is authorized to issue 200,000,000 shares of Common Stock, $.001 par value. The authorized shares of the fund are currently divided into four classes designated Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock. The fund is not currently offering Class B Common Stock. The fund shall, to the extent permitted by applicable law, have the right, at its option, at any time to redeem shares owned by any shareholder of any class if the Board of Directors has determined that it is in the best interests of the fund to redeem the shares. The fund’s shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that affects only that class, including any matter that relates to that class’ Distribution Plan and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the fund’s Articles of Incorporation and By-Laws.

DEALER REALLOWANCES

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $ 100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1million	2.25%	2.30%	1.75%
$1 million or more	None	None	None †

(1)	“Offering Price” is the amount that you actually pay for fund shares; it includes the initial sales charge.

†	See Other Share Information.

DISTRIBUTION PLAN

The fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company’s Board of Directors and approved by its shareholders. Under the Distribution Plan, the fund will pay to

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the Distributor, as compensation for acting as principal underwriter of the fund’s shares and as reimbursement of the distribution expenses incurred therewith, a fee at annual rates not to exceed 0.25% and 0.75% of the average net assets of the fund attributable to Class A shares and Class C shares, respectively. The Distributor may use such amounts to pay various distribution-related expenses, including (i) to make payments to brokers, financial institutions and other financial intermediaries (payee(s)) who have rendered distribution assistance and (ii) for other expenses such as advertising costs and the payment for printing and distribution of prospectuses to prospective investors. The Class I shares do not participate in the Distribution Plan. In addition to the amounts required by the Distribution Plan, the Distributor may, in its discretion, pay additional amounts from its own resources. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the fund and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow.

For the period from August 31, 2005 (Commencement of Operations) to February 28, 2006, with respect to the Class A shares, the fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $2,461. All of the amounts paid were spent for compensation to broker-dealers and other financial intermediaries.

For the period from August 31, 2005 (Commencement of Operations) to February 28, 2006, with respect to the Class C shares, the fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $4,752. All of the amounts paid were spent for compensation to broker-dealers and other financial intermediaries.

Under the Distribution Plan, the fund’s Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the Independent Directors are at the discretion of the Independent Directors currently in office.

The Distribution Plan was duly approved by the shareholders and may be terminated at any time by a vote of the shareholders or by vote of the Independent Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the Board of Directors, and by the vote of the Independent Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the Independent Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

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DETERMINATION OF NET ASSET VALUE

Net asset value per share of each class is determined by the fund on each day the New York Stock Exchange (the NYSE) is open for trading.

For purposes of determining the net asset value of each Class of the fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices or, if no asked price is available, at the bid price. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (NASDAQ) National List are valued in a like manner (NASDAQ traded securities are valued at the NASDAQ official closing price). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the official closing price as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Advisor deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices or, if no asked price is available, at the bid price. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

Any securities for which market quotations are not readily available shall be valued in accordance with procedures approved by the Board of Directors.

REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES

As discussed in the Prospectus for Class A shares, the size of the total investment in the Class A shares of the fund will affect your sales load.

Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his or her dealer, the Transfer Agent or the Distributor of the applicability of one of the following:

Rights of Aggregation. The size of the total investment applies to the total amount being invested by any “person,” which term includes an

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individual, his or her spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares may be purchased at a reduced sales charge by a “person” (as defined above) who is already a shareholder of the fund and/or a shareholder of other Cohen & Steers open-end funds that impose sales charges (Eligible Funds) by taking into account not only the amount then being invested, but also the current net asset value of the shares of the fund and other Eligible Funds already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his or her dealer, the Transfer Agent or the Distributor at the time of purchase that he or she wishes to take advantage of such entitlement, and give the numbers of his or her account, and those accounts held in the name of his or her spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the Letter) set forth in the Subscription Agreement in the Prospectus or on a separate form for this purpose which is available from the fund. This enables the investor to aggregate purchases of shares of the fund and other Eligible Funds during a 12-month period for purposes of calculating the applicable sales charge. All shares of the fund and other Eligible Funds currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his or her dealer, the transfer agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor’s purchases are less than the amount specified, the investor will be requested to remit to the fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares of the fund may be sold at net asset value (i.e., without a sales charge) (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client, (iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, and

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(v) to retirement and deferred compensation plans provided that (a) such plan has total assets of at least $1 million, and (b) such plan has at least 50 participating employees. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent. Class A shares of the fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the fund, the Advisor, the Distributor, employees (and their immediate families) of certain firms providing services to the fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons. The fund may also issue Class A shares at net asset value in connection with the acquisition of, or merger or consolidation with, another investment company.

SALE OF FUND SHARES

Payment of the price for shares that are sold or “redeemed” may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the fund and taken at their value used in determining the fund’s net asset value per share as described in the Prospectus and in this Statement of Additional Information less any applicable contingent deferred sales charge on redemptions of Class A and Class C shares made within 12 months following purchases without a sales charge), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The fund will not distribute in-kind portfolio securities that are not readily marketable.

The fund will charge a redemption fee of 1.00% of the value of certain Class A shares and Class I shares sold or exchanged within six months of the time of purchase (other than shares acquired through reinvestment of dividends and other distributions). For purposes of calculating the redemption fee, shares that are held longer than six months and shares acquired by reinvestments of distributions will be deemed to have been sold first. The redemption fee may be waived with the approval of the fund, for redemptions or exchanges: (i) by retirement pension, profit sharing, deferred compensation and other qualified plans, bank or trust company accounts, and certain other omnibus-type accounts, (ii) by accounts of certain asset allocation or wrap programs where the redemption is in connection with a regularly scheduled automatic rebalancing of assets, (iii) due to death or disability of a shareholder, (iv) in connection with required distributions from an IRA or qualified retirement plan, and (v) such other redemptions as approved by the fund.

The fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or the Distributor at the time of purchase on a form for this purpose as available from the fund.

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CONTINGENT DEFERRED SALES CHARGES

CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under “Contingent Deferred Sales Charges—Class C Shares.” In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a stockholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a stockholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former Directors of the fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative. In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

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Class I shares are not subject to a contingent deferred sales charge. Please see the Class I

CLASS I SHARES

Prospectus for a further discussion of Class I shares.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC or redemption fee will be waived in connection with the redemption of shares of the fund if the fund is combined with another Cohen & Steers open-end fund, or in connection with a similar reorganization transaction.

OTHER SHARE INFORMATION

In addition to the discount or commission paid to dealers, the Distributor may from time to time pay additional cash or other incentives to dealers in connection with the sale of shares of the fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the fund. On some occasions, such cash or other incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, to the extent consistent with the rules of the National Association of Securities Dealers, as then in effect. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the fund and the purchase, ownership and disposition of fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND

The fund intends to elect to be treated as, and to qualify annually as, a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other

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disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships; and (iii) distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest each taxable year.

As a regulated investment company, the fund generally will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement (described below) are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains net income for previous years that were not distributed during those years and on which the fund paid no Federal income tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the fund in October, November or December with a record date in such a month and paid by the fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the fund intends to make its distributions in accordance with the calendar year distribution requirement.

If the fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction (the DRD) under the Code in the case of corporate shareholders.

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DISTRIBUTIONS

Dividends paid out of the fund’s current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income to the extent of the fund’s earnings and profits. For taxable years beginning on or before December 31, 2010, qualified dividend income received by individual shareholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The fund generally can pass the tax treatment of qualified dividend income it receives through to fund shareholders. For the fund to receive qualified dividend income, the fund must meet certain holding period requirements for the stock on which the otherwise qualified dividend is paid. In addition, the fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the fund. The provisions of the Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2010. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long- term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A distribution of an amount in excess of the fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Dividends designated by the fund and received by corporate shareholders of the fund will qualify for the DRD to the extent of the amount of qualifying dividends received by the fund from domestic corporations (other than REITs) for the taxable year. A dividend received by the fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (ii) if the fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or by application of the Code.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the fund.

The fund may elect to retain its net capital gain or a portion thereof for investment and be taxed

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at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder will (i) be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, (ii) receive a refundable tax credit for his or her pro rata share of tax paid by the fund on the gain and (iii) increase the tax basis for his or her shares by an amount equal to the deemed distribution less the tax credit.

Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the fund which a shareholder holds as a capital asset, including an exchange of shares in the fund for shares of another Cohen & Steers fund, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. A shareholder who exchanges shares in the fund for shares of another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in the fund held for 90 days or less for shares in another Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the fund shares exchanged may not be added to the tax basis in determining gain or loss for federal income tax purposes to the extent an otherwise applicable sales charge on the purchase of the newly-acquired shares is reduced pursuant to the reinvestment right. Instead, the sales charge for the exchanged fund shares shall be added to the cost basis of the newly-acquired shares for purposes of determining gain or loss on the disposition of such newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction within 90 days. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) with substantially similar shares within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service (“IRS”) a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

39

NATURE OF FUND’S INVESTMENTS

Certain of the fund’s investment practices are subject to special and complex Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income under the 90% annual gross income test described above. The fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the fund in zero coupon or other discount securities will result in income to the fund equal to a portion of the excess of the face value of the securities over their issue price (the original issue discount) each year that the securities are held, even though the fund receives no cash interest payments. This income is included in determining the amount of income which the fund must distribute to maintain its status as a regulated investment company and to avoid the payment of Federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the fund, the fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

INVESTMENT IN NON-U.S. SECURITIES

The fund’s investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the fund’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund.

In addition, if the fund acquires an equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income (passive foreign investment companies), the fund could be subject to U.S. Federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The fund will not be able to pass through to its shareholders any credit or deduction for such taxes. An election may generally be available to ameliorate these adverse tax consequences but any such election could require the fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of capital gains as ordinary income. The fund intends to manage its holdings to limit the tax liability from these investments.

INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The fund may invest in preferred securities or other securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the

40

extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been proposed or issued, and which when proposed may apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations. The Advisor does not intend to invest a substantial portion of the fund’s assets in REITs which generate excess inclusion income.

BACKUP WITHHOLDING

The fund may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. Federal income tax liability.

FOREIGN SHAREHOLDER

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a foreign shareholder) depends on whether the income of the fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

41

Income Not Effectively Connected. If the income from the fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholders (see Taxation—Investment in Real Estate Investment Trusts above)), which tax is generally withheld from such distributions. However, under the American Jobs Creation Act of 2004 (the “2004 Act”) and the Tax Increase Prevention and Reconciliation Act of 2005 (the “2005 Act”) an exemption is created under which U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004, and before January 1, 2008.

Capital gain dividends and any amounts retained by the fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, the fund may be required to withhold U.S. income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption (generally by providing an Internal Revenue Service Form W-8BEN). Under the 2004 Act and the 2005 Act, generally, to the extent that 50% or more of the value of the fund’s assets are invested in real estate investment trusts, U.S. real property holding corporations and other U.S. real property interests, distributions attributable to gains from such assets (“Real Property Gain”) will generally cause the foreign shareholder to be treated as recognizing such Real Property Gain as income effectively connected to a trade or business within the United States and subject to the rules described for income effectively connected below. Generally, the fund is required to withhold at a 35% rate on a distribution to a foreign shareholder attributable to Real Property Gain, and such a distribution may subject a foreign shareholder to a U.S. tax filing obligation and may create a branch profits tax liability for foreign corporate shareholders. Under a de minimis exception to the rule described above, if a foreign shareholder has not held more than 5% of the fund’s shares at any time during the one-year period ending on the date of the distribution, the foreign shareholder is not treated as receiving a distribution attributable to Real Property Gain and will be subject instead to a U.S. tax of 30% on the portion of the distribution attributable to gain on the sale of a U.S. real property interest. Pursuant to the 2004 Act and the 2005 Act, after December 31, 2007, a distribution from the fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by the fund from a real estate investment trust.

If a foreign shareholder disposes of its shares in the fund during the 30-day period preceding a

42

distribution on such shares that would have been treated as a distribution from Real Property Gain and acquires a substantially identical interest, or enters into a contract or option to acquire such an interest during the 61-day period beginning the first day of such 30-day period preceding that distribution, and does not in fact receive the distribution in a manner that subjects such foreign shareholder to tax on Real Property Gain, such shareholder will be subject to tax on an amount equal to the amount of the distribution that was not taxed as Real Property Gain as a result of the disposition. This provision is effective for taxable years beginning after December 31, 2005.

Any gain that a foreign shareholder realizes upon the sale or exchange of such shareholder’s shares of the fund will ordinarily be exempt from U.S. tax unless in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Income Effectively Connected. If the income from the fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP serves as counsel to the fund, and is located at 180 Maiden Lane, New York, New York 10038.

PricewaterhouseCoopers LLP have been appointed as independent registered public accountants for the fund. The address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENT

The fund’s audited financial statements for the fiscal period ended February 28, 2006, including notes thereto, are incorporated by reference in this Statement of Additional Information from the fund’s Annual Report dated February 28, 2006.

43

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

(a)    (i)   Articles of Incorporation(1)

(ii)  Articles of Amendment(2)

(iii) Articles of Amendment(2)

(b) By-Laws(1)

(c) The rights of security holders are defined in the Registrant’s Articles of Incorporation (Article FIFTH and Article SEVENTH), filed as Exhibit (a) to this Registration Statement and the Registrant’s By-Laws (Article II and Article VI) filed as Exhibit (b) to this Registration Statement.

(d)    (i)   Form of Investment Advisory Agreement(2)

(ii)  Form of Fee Waiver Agreement(2)

(e)    (i)   Form of Underwriting Agreement (Class A and Class C shares)(2)

(ii)  Form of Distribution Agreement (Class I shares only)(2)

(f) Not Applicable

(g) Form of Master Custodian Agreement(2)

(h)    (i)   Form of Administration Agreement between the Fund and the Advisor(2)

(ii)  Form of Administration Agreement between the Fund and State Street Bank and Trust Company(2)

(iii) Form of Transfer Agency and Service Agreement(2)

(i)    (i)   Opinion and Consent of Counsel(2)

(ii) Opinion and Consent of Counsel(2)

(j) Consent of Independent Registered Public Accounting Firm*

(k) Not Applicable

(l) Investment Representation Letter(2)

(m) Distribution Plan(2)

(n) Multiple-Class Plan(2)

(p) Code of Ethics of the Registrant and Advisor(2)

(q) Powers of Attorney(2)

(1)	Filed with initial Registration Statement on Form N-1A on November 9, 2004.
(2)	Filed with Pre-Effective Amendment No. 2 to the Registration Statement on August 8, 2005.
*	Filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25. INDEMNIFICATION

It is the Registrant’s policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant’s Articles of Incorporation, filed as Exhibit (a), and Article VIII, of the Registrant’s By-Laws, filed as Exhibit (b). The liability of the Registrant’s directors and officers is dealt with in Article EIGHTH of Registrant’s Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s investment advisor (the “Advisor”), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement, filed as Exhibit (d) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant’s distributor, for any loss suffered by the Registrant or its shareholders is set forth in Section 8 of the Underwriting Agreement and Distribution Agreement filed as Exhibits (e)(i) and (e)(ii), respectively, to this Registration Statement.

Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the Registrant’s shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The descriptions of the Advisor under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The following is a list of the Directors and officers of the Advisor. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years (other than noted below).

NAME	POSITION WITH ADVISOR	OTHER BUSINESS/POSITION HELD/DATES

Robert H. Steers	Co-Chairman and Co-Chief Executive Officer, Director	*

Martin Cohen	Co-Chairman and Co-Chief Executive Officer, Director	*

Joseph M. Harvey	President	*

Adam Derechin	Chief Operating Officer	*

John J. McCombe	Executive Vice President	*

Douglas R. Bond	Executive Vice President	*

James S. Corl	Executive Vice President	*

Lawrence B. Stoller	Executive Vice President and General Counsel	*

Matthew S. Stadler	Executive Vice President and Chief Financial Officer	Neuberger Berman, Chief Financial Officer, 1999-2005 Lehman Brothers, Managing Director, 2004-2005

William F. Scapell	Senior Vice President, Director of Fixed Income Investments	*

Robert Becker	Senior Vice President	*

Thomas Bohjalian	Senior Vice President	*

David Oakes	Senior Vice President	*

William J. Frischling	Senior Vice President	*

Jay J. Chen	Senior Vice President	*

Bernard Doucette	Senior Vice President — Chief Accounting Officer	Neuberger Berman, Vice President, 2003-2005

Richard E. Helm	Senior Vice President	WM Advisors, Inc., Senior Portfolio Manager, 2001-2005

Norbert Berrios	Senior Vice President	*

Anthony Dotro	Senior Vice President	*

Salvatore Rappa	Senior Vice President and Associate General Counsel	BlackRock, Inc., Vice President, Counsel, 2000-2004

Robert Tisler	Vice President	*

Terrance R. Ober	Vice President	*

Hoyt Peters	Vice President	*

John McLean	Vice President and Associate General Counsel	*

Blair Lewis	Vice President	*

Scott Collins	Vice President	*

John Cheigh	Vice President	Security Capital, Vice President, 1998-2005

Derek Cheung	Vice President	HBSC, Head of Property Research, 2000-2005

Sandra Morgan	Vice President	*

Ben Morton	Vice President	*

Pascal van Garderen	Vice President	*

Elaine Zaharis-Nikas	Vice President	*

Frank Zukowski	Vice President	*

Matthew Karcic	Vice President	*

Lisa Phelan	Vice President	Avatar Associates, Chief Compliance Officer, 2003-2004 Overture Asset Managers, Chief Compliance Officer 2003-2004

Luis Polit	Vice President	*

Ted Valenti	Vice President	*

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant. The names of each investment company for which Cohen & Steers Securities, LLC acts as principal underwriter are:

Cohen & Steers Realty Income Fund, Inc.

Cohen & Steers Institutional Realty Shares, Inc.

Cohen & Steers Realty Shares, Inc.

Cohen & Steers Realty Focus Fund, Inc.

Cohen & Steers International Realty Fund, Inc.

Cohen & Steers Utility Fund, Inc.

Cohen & Steers VIF Realty Fund, Inc.

(b) The following are directors and officers of Cohen & Steers Securities, LLC. The principal address of these persons is 280 Park Avenue, New York, New York 10017.

NAME	POSITION AND OFFICES WITH DISTRIBUTOR	POSITION AND OFFICES WITH REGISTRANT
Robert H. Steers	President	Co-Chairman and Director
Martin Cohen	Vice President	Co-Chairman and Director
Douglas Bond	Vice President	None
Kevin Crook	Vice President	None
Stephen Dunn	Vice President	None
Jay J. Chen	Assistant Treasurer	Treasurer
John McCombe	Vice President and National Sales Manager	None
Lisa D. Phelan	Vice President and Chief Compliance Officer	Chief Compliance Officer
Salvatore Rappa	Chief Legal Officer	None
Lawrence B. Stoller	Secretary	Secretary
Matthew Stadler	Chief Financial Officer and Treasurer	None

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Sub-Administrator and Custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 28th day of June, 2006.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ ADAM DERECHIN
NAME:	ADAM DERECHIN
TITLE:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE
By:	/s/ ADAM DERECHIN (ADAM DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	June 28, 2006

By:	/s/ JAY J. CHEN (JAY J. CHEN)	Treasurer (Principal Financial and Accounting Officer)	June 28, 2006

By:	/s/ MARTIN COHEN	Co-Chairman and Director	June 28, 2006

(MARTIN COHEN)

By:	/s/ ROBERT H. STEERS	Co-Chairman and Secretary	June 28, 2006

(ROBERT H. STEERS)

	*	Director	June 28, 2006

(BONNIE COHEN)

	*	Director	June 28, 2006

(GEORGE GROSSMAN)

	*	Director	June 28, 2006

(RICHARD E. KROON)

	*	Director	June 28, 2006

(RICHARD J. NORMAN)

	*	Director	June 28, 2006

(FRANK K. ROSS)

	*	Director	June 28, 2006

(WILLARD H. SMITH, JR.)

	*	Director	June 28, 2006
(C. EDWARD WARD, JR.)

*By:	/s/ MARTIN COHEN
MARTIN COHEN
ATTORNEY-IN-FACT

EXHIBIT INDEX

(j)	Consent of Independent Registered Public Accounting Firm